UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	October 31
Date of reporting period:	April 30, 2025

Vest US Large Cap 10% Buffer Strategies Fund, Vest US Large Cap 20% Buffer Strategies Fund, Vest S&P 500® Dividend Aristocrats Target Income Fund, and Vest Bitcoin Strategy Managed Volatility Fund (collectively, the “Vest Funds”)

ITEM 1. (a)  REPORT TO STOCKHOLDERS.

Vest US Large Cap 10% Buffer Strategies Fund Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 Vest US Large Cap 10% Buffer Strategies Fund Institutional Class Shares (ticker: BUIGX)

This semi-annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-10-fund#fund-details. You can also contact us at (855) 505-8378.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$47	0.96%¹

[1]	Annualized.

Sector Breakdown

S&P 500® Mini Index Call Options Purchased
96.52%
S&P 500® Mini Index Put Options Purchased
5.81%
Money Market Fund
1.09%
S&P 500® Mini Index Call Options Written
-0.48%
S&P 500® Mini Index Put Options Written
-2.90%

Portfolio Composition
Options Purchased	102.33%
Money Market Fund	1.09%
Options Written	-3.38%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/buffer-10-fund#fund-details.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$367,187,780
Number of Holdings	42
Total Advisory Fee Paid	$1,067,437
Portfolio Turnover Rate	68.26%

What did the Fund invest in?

(% of Net Assets as of April 30, 2025)

Vest US Large Cap 10% Buffer Strategies Fund Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 Vest US Large Cap 10% Buffer Strategies Fund Investor Class Shares (ticker: BUMGX)

This semi-annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-10-fund#fund-details. You can also contact us at (855) 505-8378.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$59	1.21%¹

[1]	Annualized.

Sector Breakdown

Portfolio Composition
Options Purchased	102.33%
Money Market Fund	1.09%
Options Written	-3.38%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/buffer-10-fund#fund-details.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$367,187,780
Number of Holdings	42
Total Advisory Fee Paid	$1,067,437
Portfolio Turnover Rate	68.26%

What did the Fund invest in?

(% of Net Assets as of April 30, 2025)

Vest US Large Cap 10% Buffer Strategies Fund Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 Vest US Large Cap 10% Buffer Strategies Fund Class A Shares (ticker: BUAGX)

This semi-annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-10-fund#fund-details. You can also contact us at (855) 505-8378.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.21%¹

[1]	Annualized.

Sector Breakdown

Portfolio Composition
Options Purchased	102.33%
Money Market Fund	1.09%
Options Written	-3.38%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/buffer-10-fund#fund-details.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$367,187,780
Number of Holdings	42
Total Advisory Fee Paid	$1,067,437
Portfolio Turnover Rate	68.26%

What did the Fund invest in?

(% of Net Assets as of April 30, 2025)

Vest US Large Cap 10% Buffer Strategies Fund Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 Vest US Large Cap 10% Buffer Strategies Fund Class C Shares (ticker: BUCGX)

This semi-annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-10-fund#fund-details. You can also contact us at (855) 505-8378.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$96	1.96%¹

[1]	Annualized.

Sector Breakdown

Portfolio Composition
Options Purchased	102.33%
Money Market Fund	1.09%
Options Written	-3.38%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/buffer-10-fund#fund-details.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$367,187,780
Number of Holdings	42
Total Advisory Fee Paid	$1,067,437
Portfolio Turnover Rate	68.26%

What did the Fund invest in?

(% of Net Assets as of April 30, 2025)

Vest US Large Cap 10% Buffer Strategies Fund Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 Vest US Large Cap 10% Buffer Strategies Fund Class R Shares (ticker: BURGX)

This semi-annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-10-fund#fund-details. You can also contact us at (855) 505-8378.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$25	0.50%¹

[1]	Annualized.

Sector Breakdown

Portfolio Composition
Options Purchased	102.33%
Money Market Fund	1.09%
Options Written	-3.38%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/buffer-10-fund#fund-details.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$367,187,780
Number of Holdings	42
Total Advisory Fee Paid	$1,067,437
Portfolio Turnover Rate	68.26%

What did the Fund invest in?

(% of Net Assets as of April 30, 2025)

Vest US Large Cap 10% Buffer Strategies Fund Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 Vest US Large Cap 10% Buffer Strategies Fund Class Y Shares (ticker: BUYGX)

This semi-annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-10-fund#fund-details. You can also contact us at (855) 505-8378.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$35	0.71%¹

[1]	Annualized.

Sector Breakdown

Portfolio Composition
Options Purchased	102.33%
Money Market Fund	1.09%
Options Written	-3.38%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/buffer-10-fund#fund-details.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$367,187,780
Number of Holdings	42
Total Advisory Fee Paid	$1,067,437
Portfolio Turnover Rate	68.26%

What did the Fund invest in?

(% of Net Assets as of April 30, 2025)

Vest US Large Cap 20% Buffer Strategies Fund Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 Vest US Large Cap 20% Buffer Strategies Fund Institutional Class Shares (ticker: ENGIX)

This semi-annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-20-fund#fund-details. You can also contact us at (855) 505-8378.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$47	0.96%¹

[1]	Annualized.

Sector Breakdown

SPDR S&P 500® ETF Call Options Purchased
93.70%
SPDR S&P 500® ETF Put Options Purchased
5.73%
Money Market Fund
2.90%
SPDR S&P 500® ETF Call Options Written
-1.00%
SPDR S&P 500® ETF Put Options Written
-1.40%

Portfolio Composition
Options Purchased	99.43%
Money Market Fund	2.90%
Options Written	-2.40%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/buffer-20-fund#fund-details.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$112,777,654
Number of Holdings	39
Total Advisory Fee Paid	$334,705
Portfolio Turnover Rate	75.14%

What did the Fund invest in?

(% of Net Assets as of April 30, 2025)

Vest US Large Cap 20% Buffer Strategies Fund Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 Vest US Large Cap 20% Buffer Strategies Fund Investor Class Shares (ticker: ENGLX)

This semi-annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-20-fund#fund-details. You can also contact us at (855) 505-8378.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$60	1.21%¹

[1]	Annualized.

Sector Breakdown

Portfolio Composition
Options Purchased	99.43%
Money Market Fund	2.90%
Options Written	-2.40%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/buffer-20-fund#fund-details.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$112,777,654
Number of Holdings	39
Total Advisory Fee Paid	$334,705
Portfolio Turnover Rate	75.14%

What did the Fund invest in?

(% of Net Assets as of April 30, 2025)

Vest US Large Cap 20% Buffer Strategies Fund Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 Vest US Large Cap 20% Buffer Strategies Fund Class A Shares (ticker: ENGAX)

This semi-annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-20-fund#fund-details. You can also contact us at (855) 505-8378.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.21%¹

[1]	Annualized.

Sector Breakdown

Portfolio Composition
Options Purchased	99.43%
Money Market Fund	2.90%
Options Written	-2.40%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/buffer-20-fund#fund-details.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$112,777,654
Number of Holdings	39
Total Advisory Fee Paid	$334,705
Portfolio Turnover Rate	75.14%

What did the Fund invest in?

(% of Net Assets as of April 30, 2025)

Vest US Large Cap 20% Buffer Strategies Fund Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 Vest US Large Cap 20% Buffer Strategies Fund Class C Shares (ticker: ENGCX)

This semi-annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-20-fund#fund-details. You can also contact us at (855) 505-8378.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$97	1.96%¹

[1]	Annualized.

Sector Breakdown

Portfolio Composition
Options Purchased	99.43%
Money Market Fund	2.90%
Options Written	-2.40%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/buffer-20-fund#fund-details.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$112,777,654
Number of Holdings	39
Total Advisory Fee Paid	$334,705
Portfolio Turnover Rate	75.14%

What did the Fund invest in?

(% of Net Assets as of April 30, 2025)

Vest US Large Cap 20% Buffer Strategies Fund Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 Vest US Large Cap 20% Buffer Strategies Fund Class R Shares (ticker: ENGRX)

This semi-annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-20-fund#fund-details. You can also contact us at (855) 505-8378.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$24	0.49%¹

[1]	Annualized.

Sector Breakdown

Portfolio Composition
Options Purchased	99.43%
Money Market Fund	2.90%
Options Written	-2.40%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/buffer-20-fund#fund-details.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$112,777,654
Number of Holdings	39
Total Advisory Fee Paid	$334,705
Portfolio Turnover Rate	75.14%

What did the Fund invest in?

(% of Net Assets as of April 30, 2025)

Vest US Large Cap 20% Buffer Strategies Fund Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 Vest US Large Cap 20% Buffer Strategies Fund Class Y Shares (ticker: ENGYX)

This semi-annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-20-fund#fund-details. You can also contact us at (855) 505-8378.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$35	0.71%¹

[1]	Annualized.

Sector Breakdown

Portfolio Composition
Options Purchased	99.43%
Money Market Fund	2.90%
Options Written	-2.40%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/buffer-20-fund#fund-details.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$112,777,654
Number of Holdings	39
Total Advisory Fee Paid	$334,705
Portfolio Turnover Rate	75.14%

What did the Fund invest in?

(% of Net Assets as of April 30, 2025)

Vest S&P 500® Dividend Aristocrats Target Income Fund Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 Vest S&P 500® Dividend Aristocrats Target Income Fund Institutional Class Shares (ticker: KNGIX)

This semi-annual shareholder report contains important information about the Vest S&P 500® Dividend Aristocrats Target Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details. You can also contact us at (855) 505-8378.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$47	0.96%¹

[1]	Annualized.

Sector Breakdown

Consumer Staples
22.77%
Industrials
21.98%
Financials
12.83%
Materials
11.88%
Health Care
10.25%
Utilities
5.76%
Consumer Discretionary
4.35%
Real Estate
4.28%
Information Technology
2.86%
Energy
2.83%

Top Ten Holdings
Abbvie, Inc.	1.57%
PPG Industries, Inc.	1.53%
S&P 500 Global, Inc.	1.52%
A O Smith Corp.	1.52%
Nucor Corp.	1.52%
The Sherwin-Williams Co.	1.52%
Ecolab, Inc.	1.51%
Albemarle Corp.	1.50%
Cardinal Health, Inc.	1.50%
T Rowe Price Group, Inc.	1.46%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$53,344,440
Number of Holdings	100
Total Advisory Fee Paid	$80,307
Portfolio Turnover Rate	190.21%

What did the Fund invest in?

(% of Net Assets as of April 30, 2025)

Vest S&P 500® Dividend Aristocrats Target Income Fund Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 Vest S&P 500® Dividend Aristocrats Target Income Fund Investor Class Shares (ticker: KNGLX)

This semi-annual shareholder report contains important information about the Vest S&P 500® Dividend Aristocrats Target Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details. You can also contact us at (855) 505-8378.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$59	1.21%¹

[1]	Annualized.

Sector Breakdown

Top Ten Holdings
Abbvie, Inc.	1.57%
PPG Industries, Inc.	1.53%
S&P 500 Global, Inc.	1.52%
A O Smith Corp.	1.52%
Nucor Corp.	1.52%
The Sherwin-Williams Co.	1.52%
Ecolab, Inc.	1.51%
Albemarle Corp.	1.50%
Cardinal Health, Inc.	1.50%
T Rowe Price Group, Inc.	1.46%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$53,344,440
Number of Holdings	100
Total Advisory Fee Paid	$80,307
Portfolio Turnover Rate	190.21%

What did the Fund invest in?

(% of Net Assets as of April 30, 2025)

Vest S&P 500® Dividend Aristocrats Target Income Fund Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 Vest S&P 500® Dividend Aristocrats Target Income Fund Class A Shares (ticker: KNGAX)

This semi-annual shareholder report contains important information about the Vest S&P 500® Dividend Aristocrats Target Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details. You can also contact us at (855) 505-8378.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.21%¹

[1]	Annualized.

Sector Breakdown

Top Ten Holdings
Abbvie, Inc.	1.57%
PPG Industries, Inc.	1.53%
S&P 500 Global, Inc.	1.52%
A O Smith Corp.	1.52%
Nucor Corp.	1.52%
The Sherwin-Williams Co.	1.52%
Ecolab, Inc.	1.51%
Albemarle Corp.	1.50%
Cardinal Health, Inc.	1.50%
T Rowe Price Group, Inc.	1.46%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$53,344,440
Number of Holdings	100
Total Advisory Fee Paid	$80,307
Portfolio Turnover Rate	190.21%

What did the Fund invest in?

(% of Net Assets as of April 30, 2025)

Vest S&P 500® Dividend Aristocrats Target Income Fund Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 Vest S&P 500® Dividend Aristocrats Target Income Fund Class C Shares (ticker: KNGCX)

This semi-annual shareholder report contains important information about the Vest S&P 500® Dividend Aristocrats Target Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details. You can also contact us at (855) 505-8378.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$95	1.96%¹

[1]	Annualized.

Sector Breakdown

Top Ten Holdings
Abbvie, Inc.	1.57%
PPG Industries, Inc.	1.53%
S&P 500 Global, Inc.	1.52%
A O Smith Corp.	1.52%
Nucor Corp.	1.52%
The Sherwin-Williams Co.	1.52%
Ecolab, Inc.	1.51%
Albemarle Corp.	1.50%
Cardinal Health, Inc.	1.50%
T Rowe Price Group, Inc.	1.46%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$53,344,440
Number of Holdings	100
Total Advisory Fee Paid	$80,307
Portfolio Turnover Rate	190.21%

What did the Fund invest in?

(% of Net Assets as of April 30, 2025)

Vest S&P 500® Dividend Aristocrats Target Income Fund Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 Vest S&P 500® Dividend Aristocrats Target Income Fund Class R Shares (ticker: KNGRX)

This semi-annual shareholder report contains important information about the Vest S&P 500® Dividend Aristocrats Target Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details. You can also contact us at (855) 505-8378.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$24	0.49%¹

[1]	Annualized.

Sector Breakdown

Top Ten Holdings
Abbvie, Inc.	1.57%
PPG Industries, Inc.	1.53%
S&P 500 Global, Inc.	1.52%
A O Smith Corp.	1.52%
Nucor Corp.	1.52%
The Sherwin-Williams Co.	1.52%
Ecolab, Inc.	1.51%
Albemarle Corp.	1.50%
Cardinal Health, Inc.	1.50%
T Rowe Price Group, Inc.	1.46%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$53,344,440
Number of Holdings	100
Total Advisory Fee Paid	$80,307
Portfolio Turnover Rate	190.21%

What did the Fund invest in?

(% of Net Assets as of April 30, 2025)

Vest S&P 500® Dividend Aristocrats Target Income Fund Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 Vest S&P 500® Dividend Aristocrats Target Income Fund Class Y Shares (ticker: KNGYX)

This semi-annual shareholder report contains important information about the Vest S&P 500® Dividend Aristocrats Target Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details. You can also contact us at (855) 505-8378.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$35	0.71%¹

[1]	Annualized.

Sector Breakdown

Top Ten Holdings
Abbvie, Inc.	1.57%
PPG Industries, Inc.	1.53%
S&P 500 Global, Inc.	1.52%
A O Smith Corp.	1.52%
Nucor Corp.	1.52%
The Sherwin-Williams Co.	1.52%
Ecolab, Inc.	1.51%
Albemarle Corp.	1.50%
Cardinal Health, Inc.	1.50%
T Rowe Price Group, Inc.	1.46%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	$53,344,440
Number of Holdings	100
Total Advisory Fee Paid	$80,307
Portfolio Turnover Rate	190.21%

What did the Fund invest in?

(% of Net Assets as of April 30, 2025)

Vest Bitcoin Strategy Managed Volatility Fund (Consolidated) Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 Vest Bitcoin Strategy Managed Volatility Fund (Consolidated) Institutional Class Shares (ticker: BTCVX)

This semi-annual shareholder report contains important information about the Vest Bitcoin Strategy Managed Volatility Fund (Consolidated) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.vestfin.com/products/bitcoin-fund#fund-details. You can also contact us at (855) 505-8378.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$54	0.99%¹

[1]	Annualized.

Sector Breakdown

Portfolio Composition
Money Market Fund	87.72%
Cash	13.17%
Derivatives	1.30%
Liabilities in Excess of Other Assets	-2.19%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit www.vestfin.com/products/bitcoin-fund#fund-details.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	16,087,691
Number of Holdings	1¹
Total Advisory Fee Paid	$0
Portfolio Turnover Rate	203.15%

[1]	Excludes derivatives held by the Fund.

What did the Fund invest in?

(% of Net Assets as of April 30, 2025)

Vest Bitcoin Strategy Managed Volatility Fund (Consolidated) Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 Vest Bitcoin Strategy Managed Volatility Fund (Consolidated) Investor Class Shares (ticker: BTCLX)

This semi-annual shareholder report contains important information about the Vest Bitcoin Strategy Managed Volatility Fund (Consolidated) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.vestfin.com/products/bitcoin-fund#fund-details. You can also contact us at (855) 505-8378.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$68	1.24%¹

[1]	Annualized.

Sector Breakdown

Portfolio Composition
Money Market Fund	87.72%
Cash	13.17%
Derivatives	1.30%
Liabilities in Excess of Other Assets	-2.19%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit www.vestfin.com/products/bitcoin-fund#fund-details.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	16,087,691
Number of Holdings	1¹
Total Advisory Fee Paid	$0
Portfolio Turnover Rate	203.15%

[1]	Excludes derivatives held by the Fund.

What did the Fund invest in?

(% of Net Assets as of April 30, 2025)

Vest Bitcoin Strategy Managed Volatility Fund (Consolidated) Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 Vest Bitcoin Strategy Managed Volatility Fund (Consolidated) Class R Shares (ticker: BTCRX)

This semi-annual shareholder report contains important information about the Vest Bitcoin Strategy Managed Volatility Fund (Consolidated) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.vestfin.com/products/bitcoin-fund#fund-details. You can also contact us at (855) 505-8378.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$27	0.49%¹

[1]	Annualized.

Sector Breakdown

Portfolio Composition
Money Market Fund	87.72%
Cash	13.17%
Derivatives	1.30%
Liabilities in Excess of Other Assets	-2.19%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit www.vestfin.com/products/bitcoin-fund#fund-details.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	16,087,691
Number of Holdings	1¹
Total Advisory Fee Paid	$0
Portfolio Turnover Rate	203.15%

[1]	Excludes derivatives held by the Fund.

What did the Fund invest in?

(% of Net Assets as of April 30, 2025)

Vest Bitcoin Strategy Managed Volatility Fund (Consolidated) Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 Vest Bitcoin Strategy Managed Volatility Fund (Consolidated) Class Y Shares (ticker: BTCYX)

This semi-annual shareholder report contains important information about the Vest Bitcoin Strategy Managed Volatility Fund (Consolidated) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.vestfin.com/products/bitcoin-fund#fund-details. You can also contact us at (855) 505-8378.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$49	0.89%¹

[1]	Annualized.

Sector Breakdown

Portfolio Composition
Money Market Fund	87.72%
Cash	13.17%
Derivatives	1.30%
Liabilities in Excess of Other Assets	-2.19%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit www.vestfin.com/products/bitcoin-fund#fund-details.

Key Fund Statistics

(as of April 30, 2025)

Fund Net Assets	16,087,691
Number of Holdings	1¹
Total Advisory Fee Paid	$0
Portfolio Turnover Rate	203.15%

[1]	Excludes derivatives held by the Fund.

What did the Fund invest in?

(% of Net Assets as of April 30, 2025)

ITEM 1. (b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Six Months Ended April 30, 2025 (unaudited)

THE VEST FAMILY OF FUNDS

Vest US Large Cap 10% Buffer Strategies Fund

Vest US Large Cap 20% Buffer Strategies Fund

Vest S&P 500® Dividend Aristocrats Target Income Fund

Vest Bitcoin Strategy Managed Volatility Fund

See Notes to Financial Statements

FINANCIAL STATEMENTS | APRIL 30, 2025

Vest US Large Cap 10% Buffer Strategies Fund
Schedule of InvestmentsApril 30, 2025 (unaudited)

					Shares	Value
1.09%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 4.19%(A)				4,002,501	$4,002,501
	(Cost: $4,002,501)

102.14%	OPTIONS PURCHASED(B)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
96.34%	CALL OPTIONS
	SPDR S&P 500 ETF	3,578	$198,414,412	$0.01	05/19/2027	$195,686,059
	SPDR S&P 500 ETF	576	31,941,504	0.01	06/18/2025	31,941,861
	SPDR S&P 500 ETF	773	42,865,942	0.01	07/15/2026	42,445,305
	SPDR S&P 500 ETF	763	42,311,402	0.01	11/19/2025	42,153,998
	SPDR S&P 500 ETF	758	42,034,132	0.01	04/21/2027	41,456,131
	TOTAL CALL OPTIONS PURCHASED					353,683,354
	(Cost: $317,384,329)

5.80%	PUT OPTIONS
	SPDR S&P 500 ETF	530	29,390,620	592.78	01/21/2026	2,587,624
	SPDR S&P 500 ETF	530	29,390,620	612.92	02/18/2026	3,223,124
	SPDR S&P 500 ETF	530	29,390,620	567.13	03/18/2026	2,148,826
	SPDR S&P 500 ETF	530	29,390,620	525.66	04/15/2026	1,524,916
	SPDR S&P 500 ETF	530	29,390,620	560.62	08/20/2025	1,380,308
	SPDR S&P 500 ETF	530	29,390,620	590.50	11/19/2025	2,367,155
	SPDR S&P 500 ETF	530	29,390,620	586.28	12/17/2025	2,329,934
	SPDR S&P 500 ETF	530	29,390,620	582.30	10/15/2025	2,057,590
	SPDR S&P 500 ETF	530	29,390,620	556.94	07/16/2025	1,117,875
	SPDR S&P 500 ETF	530	29,390,620	561.40	09/17/2025	1,517,754
	SPDR S&P 500 ETF	530	29,390,620	548.49	06/18/2025	764,071
	SPDR S&P 500 ETF	530	29,390,620	529.78	05/21/2025	267,759
	TOTAL PUT OPTIONS PURCHASED					21,286,936
	(Cost: $17,540,940)

102.14%	TOTAL OPTIONS PURCHASED					374,970,290
	(Cost: $334,925,269)

103.23%	TOTAL INVESTMENTS					378,972,791
	(Cost: $338,927,770)
(3.23%)	Liabilities in excess of other assets					(11,865,011)
100.00%	NET ASSETS					$367,107,780

(A)Effective 7 day yield as of April 30,2025.

(B)All or a portion of the options purchased are held as collateral for the options written.

See Notes to Financial Statements

FINANCIAL STATEMENTS | APRIL 30, 2025

Vest US Large Cap 10% Buffer Strategies Fund
Schedule of Options WrittenApril 30, 2025 (unaudited)

(3.37%)	OPTIONS WRITTEN
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(0.48%)	CALL OPTIONS
	SPDR S&P 500 ETF	530	$(29,390,620)	$708.03	02/18/2026	$(66,276)
	SPDR S&P 500 ETF	530	(29,390,620)	652.96	03/18/2026	(376,396)
	SPDR S&P 500 ETF	530	(29,390,620)	624.43	04/15/2026	(846,014)
	SPDR S&P 500 ETF	530	(29,390,620)	645.17	08/20/2025	(44,349)
	SPDR S&P 500 ETF	530	(29,390,620)	667.69	10/15/2025	(63,963)
	SPDR S&P 500 ETF	530	(29,390,620)	674.65	11/19/2025	(89,793)
	SPDR S&P 500 ETF	530	(29,390,620)	684.48	12/17/2025	(85,240)
	SPDR S&P 500 ETF	530	(29,390,620)	648.78	07/16/2025	(16,628)
	SPDR S&P 500 ETF	530	(29,390,620)	639.21	09/17/2025	(87,443)
	SPDR S&P 500 ETF	530	(29,390,620)	637.67	06/18/2025	(9,653)
	SPDR S&P 500 ETF	530	(29,390,620)	683.05	01/21/2026	(81,493)
	SPDR S&P 500 ETF	530	(29,390,620)	625.80	05/21/2025	(3,676)
	TOTAL CALL OPTIONS WRITTEN					(1,770,924)
	(Premiums received : ($4,979,085))

(2.89%)	PUT OPTIONS
	SPDR S&P 500 ETF	530	(29,390,620)	551.63	02/18/2026	(1,757,528)
	SPDR S&P 500 ETF	530	(29,390,620)	510.42	03/18/2026	(1,220,082)
	SPDR S&P 500 ETF	530	(29,390,620)	473.09	04/15/2026	(848,544)
	SPDR S&P 500 ETF	530	(29,390,620)	504.56	08/20/2025	(579,398)
	SPDR S&P 500 ETF	530	(29,390,620)	531.45	11/19/2025	(1,220,268)
	SPDR S&P 500 ETF	530	(29,390,620)	527.65	12/17/2025	(1,240,395)
	SPDR S&P 500 ETF	530	(29,390,620)	524.07	10/15/2025	(1,010,428)
	SPDR S&P 500 ETF	530	(29,390,620)	501.25	07/16/2025	(395,321)
	SPDR S&P 500 ETF	530	(29,390,620)	505.26	09/17/2025	(685,966)
	SPDR S&P 500 ETF	530	(29,390,620)	493.64	06/18/2025	(199,948)
	SPDR S&P 500 ETF	530	(29,390,620)	533.50	01/21/2026	(1,410,739)
	SPDR S&P 500 ETF	530	(29,390,620)	476.80	05/21/2025	(43,354)
	TOTAL PUT OPTIONS WRITTEN					(10,611,971)
	(Premiums received : ($9,283,917))

(3.37%)	TOTAL OPTIONS WRITTEN					$(12,382,895)
	(Premiums received : ($14,263,002))

See Notes to Financial Statements

FINANCIAL STATEMENTS | APRIL 30, 2025

Vest US Large Cap 10% Buffer Strategies Fund
Schedule of Options Written - continuedApril 30, 2025 (unaudited)

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Assets:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities
				Financial Instruments	Collateral Received	Net Amount
Description
Options Purchased	$374,970,290	$—	$374,970,290	$(12,382,895)	$—	$362,587,395

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities
				Financial Instruments	Collateral Pledged	Net Amount
Description
Options Written	$(12,382,895)	$—	$(12,382,895)	$12,382,895	$—	$—

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

See Notes to Financial Statements

FINANCIAL STATEMENTS | APRIL 30, 2025

Vest US Large Cap 20% Buffer Strategies Fund
Schedule of InvestmentsApril 30, 2025 (unaudited)

					Shares	Value
2.90%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 4.19%(A)				3,274,865	$3,274,865
	(Cost: $3,274,865)

99.43%	OPTIONS PURCHASED(B)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
93.70%	CALL OPTIONS
	SPDR S&P 500 ETF	814	$45,139,556	$0.02	04/21/2027	$44,518,091
	SPDR S&P 500 ETF	1,118	61,997,572	0.02	05/19/2027	61,144,017
	TOTAL CALL OPTIONS PURCHASED					105,662,108
	(Cost: $98,109,367)

5.73%	PUT OPTIONS
	SPDR S&P 500 ETF	161	8,928,094	612.93	02/17/2026	979,187
	SPDR S&P 500 ETF	161	8,928,094	567.12	03/18/2026	652,692
	SPDR S&P 500 ETF	161	8,928,094	525.65	04/15/2026	463,200
	SPDR S&P 500 ETF	161	8,928,094	529.77	05/21/2025	81,309
	SPDR S&P 500 ETF	161	8,928,094	548.48	06/18/2025	232,055
	SPDR S&P 500 ETF	161	8,928,094	556.93	07/16/2025	339,526
	SPDR S&P 500 ETF	161	8,928,094	560.61	08/20/2025	419,244
	SPDR S&P 500 ETF	161	8,928,094	561.39	09/17/2025	461,003
	SPDR S&P 500 ETF	161	8,928,094	582.29	10/15/2025	624,971
	SPDR S&P 500 ETF	161	8,928,094	590.49	11/19/2025	718,993
	SPDR S&P 500 ETF	161	8,928,094	586.27	12/17/2025	707,698
	SPDR S&P 500 ETF	161	8,928,094	592.77	01/21/2026	785,962
	TOTAL PUT OPTIONS PURCHASED					6,465,840
	(Cost: $5,081,348)

99.43%	TOTAL OPTIONS PURCHASED					112,127,948
	(Cost: $103,190,715)

102.33%	TOTAL INVESTMENTS					115,402,813
	(Cost: $106,465,580)
(2.33%)	Liabilities in excess of other assets					(2,625,159)
100.00%	NET ASSETS					$112,777,654

(A)Effective 7 day yield as of April 30, 2025.

(B)All or a portion of the options purchased are held as collateral for the options written.

See Notes to Financial Statements

FINANCIAL STATEMENTS | APRIL 30, 2025

Vest US Large Cap 20% Buffer Strategies Fund
Schedule of Options WrittenApril 30, 2025 (unaudited)

(2.40%)	OPTIONS WRITTEN
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(1.00%)	CALL OPTIONS
	SPDR S&P 500 ETF	161	$(8,928,094)	$652.71	01/21/2026	$(70,923)
	SPDR S&P 500 ETF	161	(8,928,094)	674.13	02/18/2026	(42,592)
	SPDR S&P 500 ETF	161	(8,928,094)	626.87	03/18/2026	(227,147)
	SPDR S&P 500 ETF	161	(8,928,094)	592.01	04/15/2026	(482,279)
	SPDR S&P 500 ETF	161	(8,928,094)	592.08	05/21/2025	(7,416)
	SPDR S&P 500 ETF	161	(8,928,094)	612.54	06/18/2025	(9,494)
	SPDR S&P 500 ETF	161	(8,928,094)	619.31	07/16/2025	(17,349)
	SPDR S&P 500 ETF	161	(8,928,094)	619.14	08/20/2025	(45,276)
	SPDR S&P 500 ETF	161	(8,928,094)	616.81	09/17/2025	(80,692)
	SPDR S&P 500 ETF	161	(8,928,094)	640.05	10/15/2025	(36,480)
	SPDR S&P 500 ETF	161	(8,928,094)	652.55	11/19/2025	(41,712)
	SPDR S&P 500 ETF	161	(8,928,094)	648.59	12/17/2025	(62,601)
	TOTAL CALL OPTIONS WRITTEN					(1,123,961)
	(Premiums received: ($3,248,208))

(1.40%)	PUT OPTIONS
	SPDR S&P 500 ETF	161	(8,928,094)	474.22	01/21/2026	(221,701)
	SPDR S&P 500 ETF	161	(8,928,094)	490.34	02/18/2026	(285,215)
	SPDR S&P 500 ETF	161	(8,928,094)	453.70	03/18/2026	(203,354)
	SPDR S&P 500 ETF	161	(8,928,094)	420.52	04/15/2026	(147,862)
	SPDR S&P 500 ETF	161	(8,928,094)	423.82	05/21/2025	(4,194)
	SPDR S&P 500 ETF	161	(8,928,094)	438.78	06/18/2025	(18,009)
	SPDR S&P 500 ETF	161	(8,928,094)	445.55	07/16/2025	(39,811)
	SPDR S&P 500 ETF	161	(8,928,094)	448.49	08/20/2025	(68,440)
	SPDR S&P 500 ETF	161	(8,928,094)	449.12	09/17/2025	(90,015)
	SPDR S&P 500 ETF	161	(8,928,094)	465.83	10/15/2025	(136,583)
	SPDR S&P 500 ETF	161	(8,928,094)	472.39	11/19/2025	(176,377)
	SPDR S&P 500 ETF	161	(8,928,094)	469.02	12/17/2025	(187,797)
	TOTAL CALL OPTIONS WRITTEN					(1,579,358)
	(Premiums received: ($1,550,830))

(2.40%)	TOTAL OPTIONS WRITTEN					$(2,703,319)
	(Premiums received: ($4,799,038))

See Notes to Financial Statements

FINANCIAL STATEMENTS | APRIL 30, 2025

Vest US Large Cap 20% Buffer Strategies Fund
Schedule of Options Written - continuedApril 30, 2025 (unaudited)

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Assets:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities
				Financial Instruments	Collateral Received	Net Amount
Description
Options Purchased	$112,127,948	$ —	$112,127,948	$(2,703,319)	$ —	$109,424,629

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities
				Financial Instruments	Collateral Pledged	Net Amount
Description
Options Written	$(2,703,319)	$ —	$(2,703,319)	$2,703,319	$ —	$ —

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

See Notes to Financial Statements

FINANCIAL STATEMENTS | APRIL 30, 2025

Vest S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Schedule of InvestmentsApril 30, 2025 (unaudited)

		Shares	Value
99.79%	COMMON STOCKS

4.35%	CONSUMER DISCRETIONARY
	Genuine Parts Co.	6,565	$771,716
	Lowe’s Companies, Inc.(A)	3,501	782,684
	McDonald’s Corp.(A)	2,394	765,242
			2,319,642

22.77%	CONSUMER STAPLES
	Archer-Daniels-Midland Co.(A)	15,845	756,599
	Brown-Forman Corp. Class B	22,049	768,187
	Church & Dwight Co.	7,466	741,672
	The Clorox Co	5,481	779,946
	The Coca-Cola Co.(A)	10,402	754,665
	Colgate-Palmolive Co.(A)	8,121	748,675
	Hormel Foods Corp.(A)	24,747	739,935
	The JM Smucker Co	6,483	753,778
	Kenvue, Inc.(A)	33,237	784,393
	Kimberly-Clark Corp.(A)	5,716	753,254
	McCormick & Co., Inc.(B)	9,954	763,074
	PepsiCo, Inc.(A)	5,360	726,709
	The Procter & Gamble Co.(A)	4,601	747,985
	Sysco Corp.	10,460	746,844
	Target Corp.(A)	8,274	800,096
	Walmart, Inc.(A)	8,029	780,820
			12,146,632

2.83%	ENERGY
	Chevron Corp.(A)	5,578	758,943
	Exxon Mobil Corp.(A)	7,101	750,079
			1,509,022

12.83%	FINANCIALS
	Aflac, Inc.(A)	7,032	764,238
	Brown & Brown, Inc.	6,451	713,481
	Cincinnati Financial Corp.	5,688	791,826
	Erie Indemnity Co.	1,852	664,164
	FactSet Research Systems, Inc.	1,792	774,538
	Franklin Resources, Inc.	41,460	777,790
	The Progressive Corp	2,680	766,694
	S&P 500 Global, Inc.(A)	1,621	810,581
	T Rowe Price Group, Inc.	8,798	779,063
			6,842,375

See Notes to Financial Statements

FINANCIAL STATEMENTS | APRIL 30, 2025

Vest S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Schedule of Investments - continuedApril 30, 2025 (unaudited)

		Shares	Value

10.25%	HEALTH CARE
	Abbott Laboratories(A)	5,872	$767,764
	Abbvie, Inc.(A)	4,306	840,101
	Becton Dickinson & Co.	3,769	780,522
	Cardinal Health, Inc.(A)	5,672	801,397
	Johnson & Johnson(A)	4,907	767,013
	Medtronic plc(A)	9,104	771,655
	West Pharmaceutical Services, Inc.	3,495	738,459
			5,466,911

21.98%	INDUSTRIALS
	A O Smith Corp.	11,949	810,859
	Automatic Data Processing, Inc.(A)	2,597	780,658
	Caterpillar, Inc.(A)	2,578	797,298
	CH Robinson Worldwide, Inc.	8,415	750,786
	Cintas Corp.(A)	3,671	777,077
	Dover Corp.	4,583	782,089
	Emerson Electric Co.(A)	7,544	792,950
	Expeditors International of Washington, Inc.	7,120	782,559
	Fastenal Co.	9,508	769,863
	General Dynamics Corp.(A)	2,869	780,712
	Grainger WW, Inc.	768	786,670
	Illinois Tool Works, Inc.	3,221	772,750
	Nordson Corp.	4,127	782,355
	Pentair plc	8,689	788,353
	Stanley Black & Decker, Inc.	12,892	773,778
			11,728,757

2.86%	INFORMATION TECHNOLOGY
	International Business Machines Corp.(A)	3,106	751,093
	Roper Technologies, Inc.	1,384	775,151
			1,526,244

11.88%	MATERIALS
	Air Products and Chemicals, Inc.	2,880	780,739
	Albemarle Corp.(A)	13,703	802,311
	Amcor plc	80,090	736,828
	Ecolab, Inc.	3,204	805,582
	Linde plc	1,701	770,944
	Nucor Corp.(A)	6,812	813,148
	PPG Industries, Inc.(A)	7,488	815,145
	The Sherwin-Williams Co.	2,302	812,422
			6,337,119

See Notes to Financial Statements

FINANCIAL STATEMENTS | APRIL 30, 2025

Vest S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Schedule of Investments - continuedApril 30, 2025 (unaudited)

		Shares	Value

4.28%	REAL ESTATE
	Essex Property Trust, Inc. REIT	2,752	$768,221
	Federal Realty Investment Trust REIT	8,054	757,237
	Realty Income Corp. REIT	13,135	759,991
			2,285,449

5.76%	UTILITIES
	Atmos Energy Corp.	4,778	767,490
	Consolidated Edison, Inc.	6,776	763,994
	Eversource Energy	13,155	782,459
	NextEra Energy, Inc.(A)	11,334	758,018
			3,071,961

99.79%	TOTAL COMMON STOCKS		53,234,112
	(Cost: $39,352,360)

99.79%	TOTAL INVESTMENTS		53,234,112
	(Cost: $39,352,360)
0.21%	Other assets, net of liabilities		110,328
100.00%	NET ASSETS		$53,344,440

(A)All or a portion of securities are held as collateral for options written. On April 30, 2025, the value of the securities held as collateral was $5,462,693.

(B)Non-voting shares.

REIT - Real Estate Investment Trust.

See Notes to Financial Statements

FINANCIAL STATEMENTS | APRIL 30, 2025

Vest S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Schedule of Options WrittenApril 30, 2025 (unaudited)

(0.22%)	OPTIONS WRITTEN
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(0.22%)	CALL OPTIONS
	Abbott Laboratories	14	$(183,050)	$129.00	05/02/2025	$(2,576)
	Abbvie, Inc.	11	(214,610)	187.50	05/02/2025	(8,745)
	Aflac, Inc.	17	(184,756)	108.00	05/02/2025	(5,066)
	Albemarle Corp.	20	(117,100)	57.00	05/02/2025	(6,080)
	Archer-Daniels-Midland Co.	36	(171,900)	48.00	05/02/2025	(1,440)
	Automatic Data Processing, Inc.	6	(180,360)	292.50	05/02/2025	(5,190)
	Cardinal Health, Inc.	14	(197,806)	137.00	05/02/2025	(8,960)
	Caterpillar, Inc.	4	(123,708)	307.50	05/02/2025	(1,600)
	Chevron Corp.	12	(163,272)	138.00	05/02/2025	(1,428)
	Cintas Corp.	9	(190,512)	207.50	05/02/2025	(4,050)
	The Coca-Cola Co.	29	(210,395)	72.00	05/02/2025	(2,436)
	Colgate-Palmolive Co.	20	(184,380)	94.00	05/02/2025	(500)
	Emerson Electric Co.	14	(147,154)	105.00	05/02/2025	(2,240)
	Exxon Mobil Corp.	17	(179,571)	109.00	05/02/2025	(697)
	General Dynamics Corp.	7	(190,484)	272.50	05/02/2025	(1,890)
	Hormel Foods Corp.	58	(173,420)	30.00	05/02/2025	(1,044)
	International Business Machines Corp.	8	(193,456)	232.50	05/02/2025	(7,416)
	Johnson & Johnson	12	(187,572)	155.00	05/02/2025	(2,124)
	Kenvue, Inc.	87	(205,320)	23.00	05/02/2025	(5,307)
	Kimberly-Clark Corp.	14	(184,492)	131.00	05/02/2025	(2,520)
	Lowe’s Companies, Inc.	7	(156,492)	220.00	05/02/2025	(3,199)
	McDonald’s Corp.	6	(191,790)	317.50	05/02/2025	(3,810)
	Medtronic plc	20	(169,520)	84.00	05/02/2025	(2,040)
	NextEra Energy, Inc.	25	(167,200)	66.00	05/02/2025	(3,200)
	Nucor Corp.	15	(179,055)	116.00	05/02/2025	(4,950)
	PepsiCo, Inc.	12	(162,696)	134.00	05/02/2025	(2,472)
	PPG Industries, Inc.	15	(163,290)	103.00	05/02/2025	(8,400)
	The Procter & Gamble Co.	11	(178,827)	160.00	05/02/2025	(2,794)
	S&P 500 Global, Inc.	4	(200,020)	480.00	05/02/2025	(8,740)
	Target Corp.	13	(125,710)	97.00	05/02/2025	(1,534)
	Walmart, Inc.	19	(184,775)	95.00	05/02/2025	(4,864)
	(Premiums Received: ($87,541))					(117,312)

(0.22%)	TOTAL OPTIONS WRITTEN					$(117,312)
	(Premiums Received: ($87,541))

See Notes to Financial Statements

FINANCIAL STATEMENTS | APRIL 30, 2025

Vest S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Schedule of Options Written - continuedas of April 30, 2025 (unaudited)

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Pledged
Description
Written Options	$(117,312)	$ —	$(117,312)	$117,312	$ —	$ —

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

See Notes to Financial Statements

FINANCIAL STATEMENTS | APRIL 30, 2025

Vest BitCoin Strategy Managed Volatility Fund
Consolidated Schedule of InvestmentsApril 30, 2025 (unaudited)

		Shares	Value
87.72%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 4.19(A)	14,111,731	$14,111,731
	(Cost: $14,111,731)

87.72%	TOTAL INVESTMENTS		14,111,731
	(Cost: $14,111,731)
12.28%	Other assets, net of liabilities		1,975,960
100.00%	NET ASSETS		$16,087,691

(A)Effective 7 day yield as of April 30, 2025.

CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS

	Number of Contracts	Descriptions	Expiration Date	Notional Value	Value at April 30, 2025	Unrealized Appreciation (Depreciation)

	10	CME Bitcoin Future(B)	5/31/2025	$8,313,774	$8,522,550	$208,776

1.30%	TOTAL FUTURES CONTRACTS			$8,313,774	$8,522,550	$208,776

(B)All or a portion of this investment is a holding of the Vest Cayman Subsidiary I .

This page intentionally left blank.

See Notes to Financial Statements

FINANCIAL STATEMENTS | APRIL 30, 2025

THE VEST FAMILY OF FUNDS
April 30, 2025 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | APRIL 30, 2025

THE VEST FAMILY OF FUNDS
Statements of Assets and Liabilities

	Vest US Large Cap 10% Buffer Strategies Fund	Vest US Large Cap 20% Buffer Strategies Fund	Vest S&P 500® Dividend Aristocrats Target Income Fund	Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
ASSETS
Investments at value(1) (Note 1)	$378,972,791	$115,402,813	$53,234,112	$14,111,731
Cash deposits with brokers (Note 1)	125	221	5,758	2,119,399
Unrealized appreciation of open futures contracts	—	—	—	208,776
Receivable for securities sold	—	—	3,011,513	—
Receivable for capital stock sold	639,238	140,608	959	17,812
Dividends and interest receivable	6,287	4,854	65,662	38,115
Prepaid expenses	115,591	94,739	52,362	26,230
TOTAL ASSETS	379,734,032	115,643,235	56,370,366	16,522,063

LIABILITIES
Due to custodian	—	—	94,635	—
Options written at value(2) (Note 1)	12,382,895	2,703,319	117,312	—
Payable for securities purchased	—	—	2,670,298	—
Payable for capital stock redeemed	71,314	118,391	9,297	389,209
Accrued advisory fees	24,551	23,201	5,662	15,442
Accrued 12b-1 fees	—	3,800	118,856	1,995
Accrued administration, fund accounting, and transfer agent fees	39,843	—	7,738	8,243
Other accrued expenses	27,649	16,870	2,128	19,483
TOTAL LIABILITIES	12,546,252	2,865,581	3,025,926	434,372
NET ASSETS	$367,187,780	$112,777,654	$53,344,440	$16,087,691

Net Assets Consist of:
Paid-in-capital	$296,985,666	$100,900,224	$51,021,825	$14,685,252
Distributable earnings (accumulated deficit)	70,202,114	11,877,430	2,322,615	1,402,439
Net Assets	$367,187,780	$112,777,654	$53,344,440	$16,087,691

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Net Assets
Institutional Class	$228,431,564	67,240,050	$14,671,052	$3,844,781
Investor Class	22,028,736	12,815,757	4,297,461	10,517,883
Class A	4,924,032	974,795	1,993,760	—
Class C	5,227,389	3,350,421	1,979,107	—
Class R	21,036	8	12	44,549
Class Y	106,555,023	28,396,623	30,403,048	1,680,478
Total	$367,187,780	$112,777,654	$53,344,440	$16,087,691

See Notes to Financial Statements

FINANCIAL STATEMENTS | APRIL 30, 2025

THE VEST FAMILY OF FUNDS
April 30, 2025 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | APRIL 30, 2025

THE VEST FAMILY OF FUNDS
Statements of Assets and Liabilities - continued

	Vest US Large Cap 10% Buffer Strategies Fund	Vest US Large Cap 20% Buffer Strategies Fund		Vest S&P 500® Dividend Aristocrats Target Income Fund		Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
Shares Outstanding
Institutional Class	11,886,529	8,822,473		1,285,581		152,508
Investor Class	1,165,379	1,737,855		376,278		403,990
Class A	260,196	136,784		174,893		—
Class C	290,859	500,004		174,393		—
Class R	1,079	1		1		1,727
Class Y	5,472,758	3,634,567		2,653,579		65,640
Total	19,076,800	14,831,684		4,664,725		623,865
Net Asset Value and Redemption Price Per Share
Institutional Class	$19.22	$7.62		$11.41		$25.21
Investor Class(3)	18.90	7.37		11.42		26.04
Class A(3)	18.92	7.13		11.40		—
Class C(3)	17.97	6.70		11.35		—
Class R	19.50	7.87	(5)	12.27	(5)	25.80
Class Y	19.47	7.81		11.46		25.60
Maximum Offering Price Per Share(4)
Class A	$20.07	$7.56		$12.10		$—

(1)Identified cost of:	$338,927,770	$106,465,580		$39,352,360		$14,111,731
(2)Premiums received of:	$14,263,002	$4,799,038		$87,541		$—

(3)May be subject to a 2% redemption fee if redeemed with in 30 days of purchase.

(4)Maximum offering price per share includes sales charge of 5.75%.

(5)Net Asset Value and Redemption Price Per Share does not recalculate due to rounding.

See Notes to Financial Statements

FINANCIAL STATEMENTS | APRIL 30, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | APRIL 30, 2025

THE VEST FAMILY OF FUNDS
Statements of Operations

THE VEST FAMILY OF FUNDS
Six Months Ended April 30, 2025 (unaudited)

	Vest US Large Cap 10% Buffer Strategies Fund	Vest US Large Cap 20% Buffer Strategies Fund	Vest S&P 500® Dividend Aristocrats Target Income Fund	Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
INVESTMENT INCOME
Dividends	$723,786	$140,388	$727,691	$234,307
Total investment income	723,786	140,388	727,691	234,307

EXPENSES
Investment management fees (Note 2)	1,447,184	477,460	221,689	74,807
12b-1 fees (Note 2)
Investor Class	28,423	15,922	5,724	12,300
Class A	6,164	903	2,926	—
Class C	28,390	16,067	10,680	—
Recordkeeping and administrative services (Note 2)	167,829	38,528	24,913	7,252
Accounting fees (Note 2)	93,253	20,214	9,705	11,404
Custody fees	2,284	2,644	23,006	8,611
Transfer agent fees (Note 2)	17,408	10,357	3,995	5,312
Audit and tax fees	32,598	5,405	5,925	5,722
Legal fees	46,803	11,683	8,038	2,369
Filing and registration fees	54,797	30,168	35,043	19,806
Trustee fees	30,334	6,354	4,479	1,158
Compliance fees	20,272	4,339	3,076	660
Shareholder reports	50,751	13,857	10,573	8,425
Shareholder servicing
Institutional Class	127,594	45,686	10,763	4,152
Investor Class	28,423	9,554	3,434	12,300
Class A	3,699	1,334	2,092	—
Class C	4,259	2,410	180	—
Insurance	2,713	1,460	1,436	1,598
Interest expense	194	—	1,909	—
Proxy expenses	14,913	3,460	1,001	132
Other	3,911	3,918	13,595	2,415
Total expenses	2,212,196	721,723	404,182	178,423
Investment management fee waivers and reimbursed expenses (Note 2)	(379,747)	(142,755)	(141,382)	(93,187)
Net expenses	1,832,449	578,968	262,800	85,236

Net investment income (loss)	(1,108,663)	(438,580)	464,891	149,071

See Notes to Financial Statements

FINANCIAL STATEMENTS | APRIL 30, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | APRIL 30, 2025

THE VEST FAMILY OF FUNDS
Statements of Operations - continued

THE VEST FAMILY OF FUNDS
Six Months Ended April 30, 2025 (unaudited)

	Vest US Large Cap 10% Buffer Strategies Fund	Vest US Large Cap 20% Buffer Strategies Fund	Vest S&P 500® Dividend Aristocrats Target Income Fund	Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	66,444,690 (1)	8,507,148	(3,732,608)	—
Net realized gain (loss) on options purchased	(21,333,576)	(2,748,632)	—	—
Net realized gain (loss) on futures contracts	—	—	—	1,308,411
Net realized gain (loss) on options written	(2,609,837)	(2,264,551)	1,373,493	—
Net realized gain (loss) on investments, options purchased and written, and futures contracts	42,501,277	3,493,965	(2,359,115)	1,308,411

Net change in unrealized appreciation (depreciation) of investments	—	—	(347,616)	—
Net change in unrealized appreciation (depreciation) on options purchased	(49,035,089)	(9,210,629)	—	—
Net change in unrealized appreciation (depreciation) on futures contracts	—	—	—	(7,649)
Net change in unrealized appreciation (depreciation) on options written	4,382,136	4,489,403	(77,420)	—
Net change in unrealized appreciation (depreciation) on investments, options purchased and written, and futures contracts	(44,652,953)	(4,721,226)	(425,036)	(7,649)

Net realized and unrealized gain (loss)	(2,151,676)	(1,227,261)	(2,784,151)	1,300,762

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(3,260,339)	$(1,665,841)	$(2,319,260)	$1,449,833

(1)Includes realized gains (losses) as a result of in-kind transactions (Note 3)

See Notes to Financial Statements

FINANCIAL STATEMENTS | APRIL 30, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | APRIL 30, 2025

THE VEST FAMILY OF FUNDS
Statements of Changes in Net Assets

	Vest US Large Cap 10% Buffer Strategies Fund		Vest US Large Cap 20% Buffer Strategies Fund		Vest S&P 500® Dividend Aristocrats Target Income Fund			Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
	Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (unaudited)		Year Ended October 31, 2024	Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$(1,108,663)	$(3,567,345)	$(438,580)	$(649,914)	$464,891		$957,179	$149,071	$115,353
Net realized gain (loss) on investments, options purchased and written and futures contracts^	42,501,277	21,912,565	3,493,965	(1,633,339)	(2,359,115)		7,186,817	1,308,411	1,871,978
Net change in unrealized appreciation (depreciation) of investments, options purchased, options written and futures contracts	(44,652,953)	74,995,809	(4,721,226)	12,451,266	(425,036)		3,945,314	(7,649)	46,546
Increase (decrease) in net assets from operations	(3,260,339)	93,341,029	(1,665,841)	10,168,013	(2,319,260)		12,089,310	1,449,833	2,033,877

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Institutional Class	—	—	—	—	(1,081,459)		(2,968,650)	(276,342)	(42,275)
Investor Class	—	—	—	—	(260,531)		(392,605)	(861,149)	(167,717)
Class A	—	—	—	—	(134,603)		(383,181)	—	—
Class C	—	—	—	—	(114,799)		(246,847)	—	—
Class R	—	—	—	—	(1)		—	(735)	—
Class Y	—	—	—	—	(1,945,771)		(3,534,301)	(153,418)	(58,209)
Decrease in net assets from distributions	—	—	—	—	(3,537,164)		(7,525,584)	(1,291,644)	(268,201)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	47,918,648	77,808,220	31,850,222	84,513,988	1,170,278		3,611,372	6,385,332	3,488,012
Investor Class	1,275,762	2,246,979	927,356	5,507,093	1,449,549		2,306,029	12,347,938	6,378,385
Class A	250,105	490,868	347,480	563,345	—	(G)	268,293	—	—
Class C	523,685	755,149	553,987	767,333	—	(G)	171,281	—	—
Class R	3,801	19,393	—	7	—		12	327,815	341,981
Class Y	108,739,556	156,751,174	13,584,541	44,708,412	1,376,408		2,183,581	721,378	77,742
Distributions reinvested
Institutional Class	—	—	—	—	1,040,391		2,861,763	261,916	32,013
Investor Class	—	—	—	—	246,582		374,329	850,181	154,190
Class A	—	—	—	—	134,603		383,181	—	—
Class C	—	—	—	—	95,978		197,935	—	—
Class R	—	—	—	—	—	(G)	—	735	—
Class Y	—	—	—	—	1,945,772		3,534,301	153,419	58,209

THE VEST FAMILY OF FUNDS

See Notes to Financial Statements

FINANCIAL STATEMENTS | APRIL 30, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | APRIL 30, 2025

THE VEST FAMILY OF FUNDS
Statements of Changes in Net Assets - continued

THE VEST FAMILY OF FUNDS

	Vest US Large Cap 10% Buffer Strategies Fund		Vest US Large Cap 20% Buffer Strategies Fund		Vest S&P 500® Dividend Aristocrats Target Income Fund		Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
	Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024
Shares redeemed
Institutional Class(A)	(45,378,894)	(97,770,430)	(20,124,100)	(70,765,869)	(5,653,342)	(16,568,832)	(5,172,793)	(2,045,463)
Investor Class(B)	(1,173,624)	(2,836,312)	(594,402)	(1,011,013)	(1,724,827)	(953,370)	(6,696,769)	(4,152,853)
Class A(C)	(213,839)	(442,449)	(169,653)	(96,235)	(620,018)	(1,593,394)	—	—
Class C(D)	(1,170,901)	(1,470,799)	(150,211)	(213,624)	(212,220)	(304,284)	—	—
Class R(E)	(2,086)	(428)	—	—	—	—	(752,865)	130
Class Y(F)	(164,559,263)	(196,500,796)	(29,371,158)	(1,131,379)	(2,374,777)	(800,253)	(87,037)	2,863
Increase (decrease) in net assets from capital stock transactions	(53,787,050)	(60,949,431)	(3,145,938)	62,842,058	(3,125,623)	(4,328,056)	8,339,250	4,335,209

NET ASSETS
Increase (decrease) during period	(57,047,389)	32,391,598	(4,811,779)	73,010,071	(8,982,047)	235,670	8,497,439	6,100,885
Beginning of period	424,235,169	391,843,571	117,589,433	44,579,362	62,326,487	62,090,817	7,590,252	1,489,367
End of period	$367,187,780	$424,235,169	$112,777,654	$117,589,433	$53,344,440	$62,326,487	$16,087,691	$7,590,252

(A)Includes redemption fees of:	$—	$—	$—	$—	$—	$—	$7,218	$5,509
(B)Includes redemption fees of:	$454	$315	$30	$51	$12,592	$227	$21,492	$12,107
(C)Includes redemption fees of:	$—	$—	$—	$—	$—	$584	$—	$—
(D)Includes redemption fees of:	$—	$21	$—	$150	$—	$—	$—	$—
(E)Includes redemption fees of:	$—	$—	$—	$—	$—	$—	$805	$130
(F)Includes redemption fees of:	$—	$—	$—	$—	$—	$—	$3,639	$2,940

(G)Less than $0.50.

^Includes realized gains (losses) as a result of in-kind redemptions (Note 3)

See Notes to Financial Statements

FINANCIAL STATEMENTS | APRIL 30, 2025

VEST US LARGE CAP 10% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Institutional Class
	Six Months Ended April 30, 2025 (unaudited)		Years Ended October 31,
			2024		2023		2022	2021	2020
Net asset value, beginning of period	$19.57		$15.72		$14.58		$15.92	$13.31	$12.68
Investment activities
Net investment income (loss)(1)	(0.06)		(0.16)		(0.14)		(0.12)	(0.14)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.29)		4.01		1.28		(1.22)	2.75	0.85
Total from investment activities	(0.35)		3.85		1.14		(1.34)	2.61	0.76
Distributions
Net investment income	—		—		—		—	—	(0.09)
Net realized gain	—		—		—		—	—	(0.04)
Return of capital	—		—		—		—	— (2)	—
Total distributions	—		—		—		—	—	(0.13)
Paid-in capital from redemption fees	—	(2)	—		—		—	— (2)	—
Net asset value, end of period	$19.22		$19.57		$15.72		$14.58	$15.92	$13.31
Total Return(3)	(1.79%)		24.49%		7.82%		(8.42%)	19.62%	6.03%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	1.09	%(5)	1.06	%(5)	1.07	%(5)	1.07%	1.05%	1.07	%(5)
Expenses, net of waiver (Note 2)	0.96	%(5)	0.96	%(5)	0.96	%(5)	0.95%	0.95%	0.96	%(5)
Net investment income (loss)	(0.60%)		(0.90%)		(0.90%)		(0.77%)	(0.91%)	(0.68%)
Portfolio turnover rate(3)	68.26%		54.65%		29.47%		92.18%	72.58%	120.89%
Net assets, end of period (000’s)	$228,432		$229,741		$202,254		$208,446	$175,601	$150,789

(1) Per share amounts calculated using the average number of shares outstanding during the period.

(2) Less than $0.005 per share.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5) Gross and net expenses reflect the effect of interest expense and proxy expenses, which are excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense and proxy expenses would have been: 1.08% and 0.95 for the six months ended April 30, 2025; 1.05% and 0.95% for the year ended October 31, 2024; 1.06% and 0.95%, respectively for the year ended October 31, 2023; and 1.06% and 0.95%, respectively for the year ended October 31, 2020.

See Notes to Financial Statements

FINANCIAL STATEMENTS | APRIL 30, 2025

VEST US LARGE CAP 10% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Investor Class
	Six Months Ended April 30, 2025 (unaudited)		Years Ended October 31,
			2024		2023		2022	2021	2020
Net asset value, beginning of period	$19.27		$15.52		$14.43		$15.80	$13.24	$12.58
Investment activities
Net investment income (loss)(1)	(0.08)		(0.21)		(0.18)		(0.15)	(0.17)	(0.13)
Net realized and unrealized gain (loss) on investments	(0.29)		3.96		1.27		(1.22)	2.73	0.86
Total from investment activities	(0.37)		3.75		1.09		(1.37)	2.56	0.73
Distributions
Net investment income	—		—		—		—	—	(0.03)
Net realized gain	—		—		—		—	—	(0.04)
Total distributions	—		—		—		—	—	(0.07)
Paid-in capital from redemption fees(2)	—		—		—		—	—	—
Net asset value, end of period	$18.90		$19.27		$15.52		$14.43	$15.80	$13.24
Total Return(3)	(1.92%)		24.16%		7.55%		(8.67%)	19.34%	5.85%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	1.48	%(5)	1.35	%(5)	1.40	%(5)	1.38%	1.37%	1.43	%(5)
Expenses, net of waiver (Note 2)	1.21	%(5)	1.21	%(5)	1.21	%(5)	1.20%	1.20%	1.21	%(5)
Net investment income (loss)	(0.86%)		(1.15%)		(1.15%)		(1.02%)	(1.15%)	(1.00%)
Portfolio turnover rate(3)	68.26%		54.65%		29.47%		92.18%	72.58%	120.89%
Net assets, end of period (000’s)	$22,029		$22,369		$18,466		$19,944	$20,015	$19,570

(1) Per share amounts calculated using the average number of shares outstanding during the period.

(2) Less than $0.005 per share.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5) Gross and net expenses reflect the effect of interest expense and proxy expenses, which are excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense and proxy expenses would have been: 1.47% and 1.20% for the six months ended April 30, 2025; 1.34% and 1.20% for the year ended October 31, 2024; 1.39% and 1.20%, respectively for the year ended October 31, 2023; and 1.42% and 1.20%, respectively for the year ended October 31, 2020.

See Notes to Financial Statements

FINANCIAL STATEMENTS | APRIL 30, 2025

VEST US LARGE CAP 10% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class A
	Six Months Ended April 30, 2025 (unaudited)		Years Ended October 31,
			2024		2023		2022	2021	2020
Net asset value, beginning of period	$19.29		$15.54		$14.45		$15.82	$13.25	$12.63
Investment activities
Net investment income (loss)(1)	(0.08)		(0.21)		(0.18)		(0.15)	(0.17)	(0.10)
Net realized and unrealized gain (loss) on investments	(0.29)		3.96		1.27		(1.22)	2.74	0.83
Total from investment activities	(0.37)		3.75		1.09		(1.37)	2.57	0.73
Distributions
Net investment income	—		—		—		—	—	(0.07)
Net realized gain	—		—		—		—	—	(0.04)
Total distributions	—		—		—		—	—	(0.11)
Net asset value, end of period	$18.92		$19.29		$15.54		$14.45	$15.82	$13.25
Total Return(2)	(1.92%)		24.13%		7.54%		(8.66%)	19.40%	5.82%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	1.38	%(4)	1.35	%(4)	1.38	%(4)	1.34%	1.32%	1.23	%(4)
Expenses, net of waiver (Note 2)	1.21	%(4)	1.21	%(4)	1.21	%(4)	1.20%	1.20%	1.21	%(4)
Net investment income (loss)	(0.85%)		(1.15%)		(1.15%)		(1.01%)	(1.15%)	(0.78%)
Portfolio turnover rate(2)	68.26%		54.65%		29.47%		92.18%	72.58%	120.89%
Net assets, end of period (000’s)	$4,924		$4,967		$3,973		$3,261	$3,508	$2,727

(1) Per share amounts calculated using the average number of shares outstanding during the period.

(2) Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3) Ratios to average net assets have been annualized for periods less than one year.

(4) Gross and net expenses reflect the effect of interest expense and proxy expenses, which are excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense and proxy expenses would have been: 1.37% and 1.20% for the six months ended April 30, 2025; 1.34% and 1.20% for the year ended October 31, 2024; 1.37% and 1.20% for the year ended October 31, 2023; and 1.22% and 1.20%, respectively for the year ended October 31, 2020.

See Notes to Financial Statements

FINANCIAL STATEMENTS | APRIL 30, 2025

VEST US LARGE CAP 10% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class C
	Six Months Ended April 30, 2025 (unaudited)		Years Ended October 31,
			2024		2023		2022	2021	2020
Net asset value, beginning of period	$18.39		$14.92		$13.98		$15.42	$13.02	$12.44
Investment activities
Net investment income (loss)(1)	(0.15)		(0.33)		(0.28)		(0.26)	(0.28)	(0.20)
Net realized and unrealized gain (loss) on investments	(0.27)		3.80		1.22		(1.18)	2.68	0.82
Total from investment activities	(0.42)		3.47		0.94		(1.44)	2.40	0.62
Distributions
Net investment income	—		—		—		—	—	—	(2)
Net realized gain	—		—		—		—	—	(0.04)
Total distributions	—		—		—		—	—	(0.04)
Paid-in capital from redemption fees	—		—	(2)	—		—	—	—	(2)
Net asset value, end of period	$17.97		$18.39		$14.92		$13.98	$15.42	$13.02
Total Return(3)	(2.28%)		23.26%		6.72%		(9.34%)	18.43%	5.06%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	2.13	%(5)	2.11	%(5)	2.13	%(5)	2.10%	2.05%	2.03	%(5)
Expenses, net of waiver (Note 2)	1.96	%(5)	1.96	%(5)	1.96	%(5)	1.95%	1.95%	1.96	%(5)
Net investment income (loss)	(1.60%)		(1.90%)		(1.90%)		(1.78%)	(1.91%)	(1.59%)
Portfolio turnover rate(3)	68.26%		54.65%		29.47%		92.18%	72.58%	120.89%
Net assets, end of period (000’s)	$5,227		$5,985		$5,462		$4,994	$3,897	$3,269

(1) Per share amounts calculated using the average number of shares outstanding during the period.

(2) Less than $0.005 per share.

(3) Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4) Ratios to average net assets have been annualized for periods less than one year.

(5) Gross and net expenses reflect the effect of interest expense and proxy expenses, which are excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense and proxy expenses would have been: 2.12% and 1.95% for the six months ended April 30, 2025; 2.10% and 1.95% for the year ended October 31, 2024; 2.12% and 1.95% for the year ended October 31, 2023; 2.02% and 1.95%, respectively for the year ended October 31, 2020.

See Notes to Financial Statements

FINANCIAL STATEMENTS | APRIL 30, 2025

VEST US LARGE CAP 10% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class R
	Six Months Ended April 30, 2025 (unaudited)	Period Ended October 31, 2024*
Net asset value, beginning of period	$19.80	$18.37
Investment activities
Net investment income (loss)(1)	(0.01)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.29)	1.48
Total from investment activities	(0.30)	1.43
Distributions
Net investment income	—	—
Net realized gain	—	—
Total distributions	—	—
Paid-in capital from redemption fees	—	—
Net asset value, end of period	$19.50	$19.80
Total Return(2)	(1.52%)	7.78%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross(4)	0.98%	0.94%
Expenses, net of waiver (Note 2)(4)	0.50%	0.53%
Net investment income (loss)	(0.15%)	(0.48%)
Portfolio turnover rate(2)	68.26%	1.61%
Net assets, end of period (000’s)	$21	$20

(1) Per share amounts calculated using the average number of shares outstanding during the period.

(2) Total return and portfolio turnover rate are for the period indicated and have not been annualized.

(3) Ratios to average net assets have been annualized.

(4) Gross and net expenses reflect the effect of interest expense and proxy expenses, which are excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense and proxy expenseswould have been: 0.97% and 0.49% for the six months ended April 30, 2025; and 0.90% and 0.49% for the period ended October 31, 2024, respectively.

* The Fund commenced operations on May 2, 2024.

See Notes to Financial Statements

FINANCIAL STATEMENTS | APRIL 30, 2025

VEST US LARGE CAP 10% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class Y
	Six Months Ended April 30, 2025 (unaudited)		Years Ended October 31,
			2024		2023		2022	2021	2020
Net asset value, beginning of period	$19.80		$15.87		$14.68		$16.00	$13.36	$12.71
Investment activities
Net investment income (loss)(1)	(0.04)		(0.12)		(0.10)		(0.08)	(0.10)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.29)		4.05		1.29		(1.24)	2.77	0.84
Total from investment activities	(0.33)		3.93		1.19		(1.32)	2.67	0.79
Distributions
Net investment income	—		—		—		—	—	(0.10)
Net realized gain	—		—		—		—	—	(0.04)
Return of capital	—		—		—		—	(0.03)	—
Total distributions	—		—		—		—	(0.03)	(0.14)
Net asset value, end of period	$19.47		$19.80		$15.87		$14.68	$16.00	$13.36
Total Return(2)	(1.67%)		24.76%		8.11%		(8.25%)	19.98%	6.30%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	0.97	%(4)	0.96	%(4)	0.99	%(4)	0.97%	0.96%	0.97	%(4)
Expenses, net of waiver (Note 2)	0.71	%(4)	0.71	%(4)	0.71	%(4)	0.70%	0.70%	0.71	%(4)
Net investment income (loss)	(0.35%)		(0.65%)		(0.68%)		(0.52%)	(0.66%)	(0.41%)
Portfolio turnover rate(2)	68.26%		54.65%		29.47%		92.18%	72.58%	120.89%
Net assets, end of period (000’s)	$106,555		$161,153		$161,689		$127,156	$127,852	$59,125

(1) Per share amounts calculated using the average number of shares outstanding during the period.

(2) Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3) Ratios to average net assets have been annualized for periods less than one year.

(4) Gross and net expenses reflect the effect of interest expense and proxy expenses, which are excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense and proxy expenses would have been: 0.96% and 0.70% for the six months ended April 30, 2025; 0.95% and 0.70% for the year ended October 31, 2025; 0.98% and 0.70%, respectively for the year ended October 31, 2024; and 0.96% and 0.70%, respectively for the year ended October 31, 2020.

See Notes to Financial Statements

FINANCIAL STATEMENTS | APRIL 30, 2025

VEST US LARGE CAP 20% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Institutional Class
	Six Months Ended April 30, 2025 (unaudited)		Years Ended October 31,
			2024	2023		2022	2021	2020
Net asset value, beginning of period	$7.66		$6.61	$6.19		$16.24	$12.89	$12.98
Investment activities
Net investment income (loss)(1)	(0.03)		(0.06)	(0.06)		(0.06)	(0.14)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.01)		1.11	0.48		(0.60)	3.49	0.86
Total from investment activities	(0.04)		1.05	0.42		(0.66)	3.35	0.85
Distributions
Net investment income	—		—	—		—	—	(0.06)
Net realized gain	—		—	—		(9.39)	—	(0.88)
Return of capital	—		—	—		—	—	—	(2)
Total distributions	—		—	—		(9.39)	—	(0.94)
Net asset value, end of period	$7.62		$7.66	$6.61		$6.19	$16.24	$12.89
Total Return(3)	(0.52%)		15.89%	6.79%		(5.41%)	25.99%	6.72%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	1.14	%(5)	1.17%	1.23	%(5)	1.43%	1.14%	1.17	%(5)
Expenses, net of waiver (Note 2)	0.96	%(5)	0.95%	0.96	%(5)	0.95%	0.95%	0.96	%(5)
Net investment income (loss)	(0.73%)		(0.80%)	(0.85%)		(0.90%)	(0.95%)	(0.09%)
Portfolio turnover rate(3)	75.14%		24.41%	159.93%		236.75%	11.15%	124.54%
Net assets, end of period (000’s)	$67,240		$55,942	$35,161		$23,963	$2,967	$5,718

(1) Per share amounts calculated using the average number of shares outstanding during the period.

(2) Less than $0.005 per share.

(3) Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4) Ratios to average net assets have been annualized for periods less than one year.

(5) Gross and net expenses reflect the effect of interest expense and proxy expenses, which are excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense and proxy expenses would have been: 1.13% and 0.95%, respectively for the six months ended April 30, 2025; 1.22% and 0.95%, respectively for the year ended October 31, 2023; and 1.16% and 0.95%, respectively for the year ended October 31, 2020.

See Notes to Financial Statements

FINANCIAL STATEMENTS | APRIL 30, 2025

VEST US LARGE CAP 20% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Investor Class
	Six Months Ended April 30, 2025 (unaudited)		Years Ended October 31,
			2024	2023		2022	2021	2020
Net asset value, beginning of period	$7.42		$6.42	$6.02		$16.06	$12.79	$12.89
Investment activities
Net investment income (loss)(1)	(0.04)		(0.07)	(0.07)		(0.12)	(0.18)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.01)		1.07	0.47		(0.53)	3.45	0.88
Total from investment activities	(0.05)		1.00	0.40		(0.65)	3.27	0.81
Distributions
Net investment income	—		—	—		—	—	(0.03)
Net realized gain	—		—	—		(9.39)	—	(0.88)
Return of capital	—		—	—		—	—	—	(2)
Total distributions	—		—	—		(9.39)	—	(0.91)
Paid-in capital from redemption fees(2)	—	(2)	—	—		—	—	—
Net asset value, end of period	$7.37		$7.42	$6.42		$6.02	$16.06	$12.79
Total Return(3)	(0.67%)		15.58%	6.64%		(5.55%)	25.57%	6.46%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	1.39	%(5)	1.48%	1.69	%(5)	1.76%	1.39%	1.40	%(5)
Expenses, net of waiver (Note 2)	1.21	%(5)	1.20%	1.22	%(5)	1.20%	1.20%	1.21	%(5)
Net investment income (loss)	(1.00%)		(1.05%)	(1.10%)		(1.18%)	(1.20%)	(0.55%)
Portfolio turnover rate(3)	75.14%		24.41%	159.93%		236.75%	11.15%	124.54%
Net assets, end of period (000’s)	$12,816		$12,567	$6,843		$3,694	$78,220	$62,059

(1) Per share amounts calculated using the average number of shares outstanding during the period.

(2) Less than $0.005 per share.

(3) Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4) Ratios to average net assets have been annualized for periods less than one year.

(5) Gross and net expenses reflect the effect of interest expense and proxy expenses, which are excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense and proxy expenses would have been: 1.38% and 1.20%, respectively for the six months ended April 30, 2025; 1.67% and 1.20%, respectively for the year ended October 31, 2023; and 1.39% and 1.20%, respectively for the year ended October 31, 2020.

See Notes to Financial Statements

FINANCIAL STATEMENTS | APRIL 30, 2025

VEST US LARGE CAP 20% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class A
	Six Months Ended April 30, 2025 (unaudited)		Years Ended October 31,
			2024		2023		2022	2021	2020
Net asset value, beginning of period	$7.17		$6.20		$5.83		$15.87	$12.74	$12.87
Investment activities
Net investment income (loss)(1)	(0.04)		(0.07)		(0.07)		(0.09)	(0.18)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.00)		1.04		0.44		(0.56)	3.31	0.81
Total from investment activities	(0.04)		0.97		0.37		(0.65)	3.13	0.78
Distributions
Net investment income	—		—		—		—	—	(0.03)
Net realized gain	—		—		—		(9.39)	—	(0.88)
Return of capital	—		—		—		—	—	—	(2)
Total distributions	—		—		—		(9.39)	—	(0.91)
Net asset value, end of period	$7.13		$7.17		$6.20		$5.83	$15.87	$12.74
Total Return(3)	(0.56%)		15.65%		6.35%		(5.56%)	24.57%	6.23%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	1.61	%(5)	1.98	%(5)	1.89	%(5)	1.99%	1.24%	1.29	%(5)
Expenses, net of waiver (Note 2)	1.21	%(5)	1.21	%(5)	1.21	%(5)	1.20%	1.20%	1.21	%(5)
Net investment income (loss)	(1.00%)		(1.04%)		(1.10%)		(1.18%)	(1.20%)	(0.25%)
Portfolio turnover rate(3)	75.14%		24.41%		159.93%		236.75%	11.15%	124.54%
Net assets, end of period (000’s)	$975		$797		$271		$158	$200	$224

(1) Per share amounts calculated using the average number of shares outstanding during the period.

(2) Less than $0.005 per share.

(3) Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4) Ratios to average net assets have been annualized for periods less than one year.

(5) Gross and net expenses reflect the effect of interest expense and proxy expenses, which are excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense and proxy expenses would have been: 1.60% and 1.20%, respectively for the six months ended April 30, 2025; 1.97% and 1.20%, respectively for the year ended October 31, 2024; 1.88% and 1.20%, respectively for the year ended October 31, 2023; and 1.28% and 1.20%, respectively for the year ended October 31, 2020.

See Notes to Financial Statements

FINANCIAL STATEMENTS | APRIL 30, 2025

VEST US LARGE CAP 20% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class C
	Six Months Ended April 30, 2025 (unaudited)		Years Ended October 31,
			2024	2023		2022	2021	2020
Net asset value, beginning of period	$6.77		$5.90	$5.58		$15.68	$12.58	$12.82
Investment activities
Net investment income (loss)(1)	(0.06)		(0.12)	(0.11)		(0.10)	(0.29)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.01)		0.99	0.43		(0.61)	3.39	0.70
Total from investment activities	(0.07)		0.87	0.32		(0.71)	3.10	0.64
Distributions
Net realized gain	—		—	—		(9.39)	—	(0.88)
Return of capital	—		—	—		—	—	—	(2)
Total distributions	—		—	—		(9.39)	—	(0.88)
Paid-in capital from redemption fees	—		— (2)	—		— (2)	—	—
Net asset value, end of period	$6.70		$6.77	$5.90		$5.58	$15.68	$12.58
Total Return(3)	(1.03%)		14.75%	5.73%		(6.38%)	24.64%	5.06%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	2.14	%(5)	2.23%	2.36	%(5)	2.36%	2.15%	2.20	%(5)
Expenses, net of waiver (Note 2)	1.96	%(5)	1.95%	1.97	%(5)	1.95%	1.95%	1.96	%(5)
Net investment income (loss)	(1.74%)		(1.80%)	(1.85%)		(1.87%)	(1.95%)	(0.50%)
Portfolio turnover rate(3)	75.14%		24.41%	159.93%		236.75%	11.15%	124.54%
Net assets, end of period (000’s)	$3,350		$2,990	$2,103		$461	$7	$1

(1) Per share amounts calculated using the average number of shares outstanding during the period.

(2) Less than $0.005 per share.

(3) Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4) Ratios to average net assets have been annualized for periods less than one year.

(5) Gross and net expenses reflect the effect of interest expense and proxy expenses, which are excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense and proxy expenses would have been: 2.13% and 1.95%, respectively for the six months ended April 30, 2025; 2.34% and 1.95%, respectively for the year ended October 31, 2023; and 2.19% and 1.95%, respectively for the year ended October 31, 2020.

See Notes to Financial Statements

FINANCIAL STATEMENTS | APRIL 30, 2025

VEST US LARGE CAP 20% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class R
	Six Months Ended April 30, 2025 (unaudited)	Period Ended October 31, 2024*
Net asset value, beginning of period	$7.87	$7.45
Investment activities
Net investment income (loss)(1)	(0.01)	—	(6)
Net realized and unrealized gain (loss) on investments	0.01	0.42
Total from investment activities	—	0.42
Distributions
Net investment income	—	—
Net realized gain	—	—
Total distributions	—	—
Paid-in capital from redemption fees	—	—
Net asset value, end of period	$7.87	$7.87
Total Return(2)	0.00%	5.64%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	0.98%	0.00	%(4)
Expenses, net of waiver (Note 2)	0.49%	0.00	%(4)
Net investment income (loss)	(0.24%)	0.00%
Portfolio turnover rate(2)	75.14%	24.41%
Net assets, end of period (000’s)	$— (5)	$—	(5)

(1) Per share amounts calculated using the average number of shares outstanding during the period.

(2) Total return and portfolio turnover rate are for the period indicated and have not been annualized.

(3) Ratios to average net assets have been annualized.

(4) Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 0.90% and 0.49% for the period, respectively.

(5) Less than $0.50.

(6) Less than $0.005.

* The Fund commenced operations on May 2, 2024.

See Notes to Financial Statements

FINANCIAL STATEMENTS | APRIL 30, 2025

VEST US LARGE CAP 20% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class Y
	Six Months Ended April 30, 2025 (unaudited)		Years Ended October 31,
			2024		2023		2022	2021	2020
Net asset value, beginning of period	$7.84		$6.75		$6.31		$16.34	$12.95	$13.02
Investment activities
Net investment income (loss)(1)	(0.02)		(0.04)		(0.04)		(0.05)	(0.11)	0.01
Net realized and unrealized gain (loss) on investments	(0.01)		1.13		0.48		(0.59)	3.50	0.88
Total from investment activities	(0.03)		1.09		0.44		(0.64)	3.39	0.89
Distributions
Net investment income	—		—		—		—	—	(0.08)
Net realized gain	—		—		—		(9.39)	—	(0.88)
Total distributions	—		—		—		(9.39)	—	(0.96)
Net asset value, end of period	$7.81		$7.84		$6.75		$6.31	$16.34	$12.95
Total Return(2)	(0.38%)		16.15%		6.97%		(5.23%)	26.18%	7.03%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	0.99	%(4)	1.07	%(4)	1.02	%(4)	1.38%	0.80%	0.73	%(4)
Expenses, net of waiver (Note 2)	0.71	%(4)	0.71	%(4)	0.72	%(4)	0.70%	0.70%	0.71	%(4)
Net investment income (loss)	(0.48%)		(0.52%)		(0.61%)		(0.68%)	(0.70%)	0.09%
Portfolio turnover rate(2)	75.14%		24.41%		159.93%		236.75%	11.15%	124.54%
Net assets, end of period (000’s)	$28,397		$45,295		$202		$2	$1	$202

(1) Per share amounts calculated using the average number of shares outstanding during the period.

(2) Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3) Ratios to average net assets have been annualized for periods less than one year.

(4) Gross and net expenses reflect the effect of interest expense and proxy expenses, which are excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense and proxy expenses would have been: 0.98% and 0.70%, respectively for the six months ended April 30, 2025; 1.06% and 0.70%, respectively for the year ended October 31, 2024; 1.00% and 0.70%, respectively for the year ended October 31, 2023; and 0.72% and 0.70%, respectively for the year ended October 31, 2020.

See Notes to Financial Statements

FINANCIAL STATEMENTS | APRIL 30, 2025

VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Institutional Class
	Six Months Ended April 30, 2025 (unaudited)		Years Ended October 31,
			2024		2023		2022	2021		2020
Net asset value, beginning of period	$12.60		$11.78		$12.59		$13.88	$10.88		$11.47
Investment activities
Net investment income (loss)(1)	0.09		0.18		0.19		0.18	0.20		0.18
Net realized and unrealized gain (loss) on investments	(0.55)		2.12		(0.27)		(0.82)	3.44		(0.28)
Total from investment activities	(0.46)		2.30		(0.08)		(0.64)	3.64		(0.10)
Distributions
Net investment income	(0.12)		(0.19)		(0.18)		(0.17)	(0.20)		(0.16)
Net realized gain	(0.61)		(1.29)		(0.55)		(0.48)	(0.44)		(0.30)
Return of capital	—		—		—		—	—		(0.03)
Total distributions	(0.73)		(1.48)		(0.73)		(0.65)	(0.64)		(0.49)
Paid-in capital from redemption fees	—		—		—		—	—	(2)	—
Net asset value, end of period	$11.41		$12.60		$11.78		$12.59	$13.88		$10.88
Total Return(3)	(3.81%)		20.31%		(1.01%)		(4.77%)	34.02%		(0.72%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	1.37	%(5)	1.30	%(5)	1.25	%(5)	1.24%	1.21	%(5)	1.25	%(5)
Expenses, net of waiver (Note 2)	0.96	%(5)	0.96	%(5)	0.96	%(5)	0.95%	0.96	%(5)	0.96	%(5)
Net investment income (loss)	1.51%		1.44%		1.48%		1.36%	1.49%		1.67%
Portfolio turnover rate(3)	190.21%		536.68%		233.33%		128.88%	126.11%		169.87%
Net assets, end of period (000’s)	$14,671		$19,988		$27,976		$38,485	$41,892		$33,271

(1) Per share amounts calculated using the average number of shares outstanding throughout the period.

(2) Less than $0.005 per share.

(3) Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4) Ratios to average net assets have been annualized for periods less than one year.

(5) Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 1.36% and 0.95% for the period ended April 30, 2025; 1.29% and 0.95% for the year ended October 31, 2024; 1.24% and 0.95% for the year ended October 31, 2023; 1.20% and 0.95%, respectively for the year ended October 31, 2021; and 1.24% and 0.95%, respectively for the year ended October 31, 2020.

See Notes to Financial Statements

FINANCIAL STATEMENTS | APRIL 30, 2025

VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Investor Class
	Six Months Ended April 30, 2025 (unaudited)		Years Ended October 31,
			2024		2023		2022	2021		2020
Net asset value, beginning of period	$12.57		$11.74		$12.57		$13.86	$10.86		$11.45
Investment activities
Net investment income (loss)(1)	0.08		0.14		0.16		0.15	0.16		0.16
Net realized and unrealized gain (loss) on investments	(0.55)		2.12		(0.28)		(0.82)	3.45		(0.29)
Total from investment activities	(0.47)		2.26		(0.12)		(0.67)	3.61		(0.13)
Distributions
Net investment income	(0.10)		(0.14)		(0.16)		(0.14)	(0.17)		(0.13)
Net realized gain	(0.61)		(1.29)		(0.55)		(0.48)	(0.44)		(0.30)
Return of capital	—		—		—		—	—		(0.03)
Total distributions	(0.71)		(1.43)		(0.71)		(0.62)	(0.61)		(0.46)
Paid-in capital from redemption fees	0.03		—	(2)	—	(2)	— (2)	—	(2)	—	(2)
Net asset value, end of period	$11.42		$12.57		$11.74		$12.57	$13.86		$10.86
Total Return(3)	(3.62%)		20.05%		(1.33%)		(5.00%)	33.74%		(1.00%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	1.65	%(5)	1.64	%(5)	1.64	%(5)	1.64%	1.60	%(5)	1.65	%(5)
Expenses, net of waiver (Note 2)	1.21	%(5)	1.21	%(5)	1.21	%(5)	1.20%	1.21	%(5)	1.21	%(5)
Net investment income (loss)	1.25%		1.14%		1.23%		1.11%	1.23%		1.44%
Portfolio turnover rate(3)	190.21%		536.68%		233.33%		128.88%	126.11%		169.87%
Net assets, end of period (000’s)	$4,297		$4,761		$2,860		$5,181	$5,519		$3,312

(1) Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Less than $0.005 per share.

(3) Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4) Ratios to average net assets have been annualized for periods less than one year.

(5) Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 1.64% and 1.20% for the period ended April 30, 2025; 1.63% and 1.20%, respectively for the year ended October 31, 2024; 1.63% and 1.20%, respectively for the year ended October 31, 2023; 1.59% and 1.20%, respectively for the year ended October 31, 2021; 1.64% and 1.20%, respectively for the year ended October 31, 2020.

See Notes to Financial Statements

FINANCIAL STATEMENTS | APRIL 30, 2025

VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class A
	Six Months Ended April 30, 2025 (unaudited)		Years Ended October 31,
			2024		2023		2022	2021		2020
Net asset value, beginning of period	$12.59		$11.77		$12.58		$13.87	$10.88		$11.46
Investment activities
Net investment income (loss)(1)	0.07		0.15		0.16		0.15	0.16		0.16
Net realized and unrealized gain (loss) on investments	(0.55)		2.11		(0.28)		(0.82)	3.44		(0.28)
Total from investment activities	(0.48)		2.26		(0.12)		(0.67)	3.60		(0.12)
Distributions
Net investment income	(0.10)		(0.15)		(0.14)		(0.14)	(0.17)		(0.13)
Net realized gain	(0.61)		(1.29)		(0.55)		(0.48)	(0.44)		(0.30)
Return of capital	—		—		—		—	—		(0.03)
Total distributions	(0.71)		(1.44)		(0.69)		(0.62)	(0.61)		(0.46)
Paid-in capital from redemption fees	—		—	(2)	—		—	—		—	(2)
Net asset value, end of period	$11.40		$12.59		$11.77		$12.58	$13.87		$10.88
Total Return(3)	(3.94%)		20.00%		(1.26%)		(4.99%)	33.60%		(0.91%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	1.68	%(5)	1.54	%(5)	1.48	%(5)	1.47%	1.42	%(5)	1.48	%(3)
Expenses, net of waiver (Note 2)	1.21	%(5)	1.21	%(5)	1.21	%(5)	1.20%	1.21	%(5)	1.21	%(3)
Net investment income (loss)	1.24%		1.19%		1.22%		1.11%	1.26%		1.44%
Portfolio turnover rate(3)	190.21%		536.68%		233.33%		128.88%	126.11%		169.87%
Net assets, end of period (000’s)	$1,994		$2,699		$3,387		$3,783	$4,352		$4,274

(1) Per share amounts calculated using the average number of shares outstanding throughout the period.

(2) Less than $0.005 per share.

(3) Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4) Ratios to average net assets have been annualized for periods less than one year.

(5) Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 1.67% and 1.20% for the period ended April 30, 2025; 1.53% and 1.20% for the year ended October 31, 2024; 1.47% and 1.20% for the year ended October 31, 2023; 1.41% and 1.20%, respectively for the year ended October 31, 2021; and 1.47% and 1.20%, respectively for the year ended October 31, 2020.

See Notes to Financial Statements

FINANCIAL STATEMENTS | APRIL 30, 2025

VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class C
	Six Months Ended April 30, 2025 (unaudited)		Years Ended October 31,
			2024		2023		2022	2021		2020
Net asset value, beginning of period	$12.52		$11.70		$12.52		$13.82	$10.83		$11.42
Investment activities
Net investment income (loss)(1)	0.03		0.05		0.06		0.05	0.07		0.08
Net realized and unrealized gain (loss) on investments	(0.55)		2.11		(0.27)		(0.82)	3.43		(0.28)
Total from investment activities	(0.52)		2.16		(0.21)		(0.77)	3.50		(0.20)
Distributions
Net investment income	(0.04)		(0.05)		(0.06)		(0.05)	(0.07)		(0.07)
Net realized gain	(0.61)		(1.29)		(0.55)		(0.48)	(0.44)		(0.30)
Return of capital	—		—		—		—	—		(0.02)
Total distributions	(0.65)		(1.34)		(0.61)		(0.53)	(0.51)		(0.39)
Net asset value, end of period	$11.35		$12.52		$11.70		$12.52	$13.82		$10.83
Total Return(2)	(4.31%)		19.15%		(2.00%)		(5.74%)	32.75%		(1.70%)
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	2.26	%(4)	2.22	%(4)	2.16	%(4)	2.15%	2.11	%(4)	2.17	%(4)
Expenses, net of waiver (Note 2)	1.96	%(4)	1.96	%(4)	1.96	%(4)	1.95%	1.96	%(4)	1.96	%(4)
Net investment income (loss)	0.50%		0.42%		0.47%		0.36%	0.51%		0.71%
Portfolio turnover rate(2)	190.21%		536.68%		233.33%		128.88%	126.11%		169.87%
Net assets, end of period (000’s)	$1,979		$2,304		$2,092		$2,487	$2,725		$2,469

(1) Per share amounts calculated using the average number of shares outstanding throughout the period.

(2) Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3) Ratios to average net assets have been annualized for periods less than one year.

(4) Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 2.25% and 1.95% for the period ended April 30, 2025; 2.21% and 1.95%, respectively for the year ended October 31, 2024; 2.15% and 1.95%, respectively for the year ended October 31, 2023; 2.10% and 1.95%, respectively for the year ended October 31, 2021; and 2.16% and 1.95%, respectively for the year ended October 31, 2020.

See Notes to Financial Statements

FINANCIAL STATEMENTS | APRIL 30, 2025

VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class R
	Six Months Ended April 30, 2025 (unaudited)	Period Ended October 31, 2024*
Net asset value, beginning of period	$13.33	$12.48
Investment activities
Net investment income (loss)(1)	0.03	0.08
Net realized and unrealized gain (loss) on investments(2)	(1.09)	0.77
Total from investment activities	(1.06)	0.85
Distributions
Net investment income	—	—
Net realized gain	(0.61)	—
Total distributions	—	—
Paid-in capital from redemption fees	—	—
Net asset value, end of period	$12.27	$13.33
Total Return(3)	(3.31%)	6.81%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	1.23%	0.00	%(5)
Expenses, net of waiver (Note 2)	0.49%	0.00	%(5)
Net investment income (loss)	0.43%	1.24%
Portfolio turnover rate(3)	190.21%	536.68%
Net assets, end of period (000’s)	$— (6)	$—	(6)

(1) Per share amounts calculated using the average number of shares outstanding during the period.

(2) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(3) Total return and portfolio turnover rate are for the period indicated and have not been annualized.

(4) Ratios to average net assets have been annualized.

(5) Less than 0.005%. Gross and net expenses reflect the effect of the small amount of net assets in the class.

(6) Less than $0.50.

* The Fund commenced operations on May 2, 2024.

See Notes to Financial Statements

FINANCIAL STATEMENTS | APRIL 30, 2025

VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class Y
	Six Months Ended April 30, 2025 (unaudited)		Years Ended October 31,
			2024		2023		2022	2021		2020
Net asset value, beginning of period	$12.66		$11.82		$12.63		$13.91	$10.91		$11.48
Investment activities
Net investment income (loss)(1)	0.11		0.21		0.22		0.21	0.23		0.21
Net realized and unrealized gain (loss) on investments	(0.49)		2.13		(0.28)		(0.81)	3.44		(0.27)
Total from investment activities	(0.38)		2.34		(0.06)		(0.60)	3.67		(0.06)
Distributions
Net investment income	(0.21)		(0.21)		(0.20)		(0.20)	(0.23)		(0.18)
Net realized gain	(0.61)		(1.29)		(0.55)		(0.48)	(0.44)		(0.30)
Return of capital	—		—		—		—	—		(0.03)
Total distributions	(0.82)		(1.50)		(0.75)		(0.68)	(0.67)		(0.51)
Net asset value, end of period	$11.46		$12.66		$11.82		$12.63	$13.91		$10.91
Total Return(2)	(3.71%)		20.64%		(0.78%)		(4.46%)	34.24%		(0.39%)
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	1.25	%(4)	1.21	%(4)	1.15	%(4)	1.14%	1.11	%(4)	1.15	%(4)
Expenses, net of waiver (Note 2)	0.71	%(4)	0.71	%(4)	0.71	%(4)	0.70%	0.71	%(4)	0.71	%(4)
Net investment income (loss)	1.75%		1.66%		1.70%		1.61%	1.73%		1.94%
Portfolio turnover rate(2)	190.21%		536.68%		233.33%		128.88%	126.11%		169.87%
Net assets, end of period (000’s)	$30,403		$32,573		$25,777		$18,330	$19,917		$12,880

(1) Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3) Ratios to average net assets have been annualized for periods less than one year.

(4) Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 1.24% and 0.70% for the period ended April 30, 2025; 1.20% and 0.70% for the year ended October 31, 2024; 1.14% and 0.70% for the year ended October 31, 2023; 1.10% and 0.70%, respectively for the year ended October 31, 2021; and 1.14% and 0.70%, respectively for the year ended October 31, 2020.

See Notes to Financial Statements

FINANCIAL STATEMENTS | APRIL 30, 2025

Vest Bitcoin Strategy Managed Volatility Fund
Financial Highlights (Consolidated)Selected Per Share Data Throughout Each Period

	Institutional Class
	Six Months Ended April 30, 2025 (unaudited)	Years Ended October 31,				Period Ended October 31, 2021*
		2024	2023	2022
Net asset value, beginning of period	$22.83	$13.96	$10.00	$24.58		$20.00
Investment activities
Net investment income (loss)(1)	0.28	0.52	0.21	(0.07)		(0.07)
Net realized and unrealized gain (loss) on investments	4.61	10.24	3.67	(11.87)		4.65
Total from investment activities	4.89	10.76	3.88	(11.94)		4.58
Distributions
Net investment income	(2.57)	(1.98)	—	(2.64)		—
Total distributions	(2.57)	(1.98)	—	(2.64)		—
Paid-in capital from redemption fees	0.06	0.09	0.08	—		—
Net asset value, end of period	$25.21	$22.83	$13.96	$10.00		$24.58
Total Return(2)	21.28%	85.73%	39.60%	(53.08%)		22.90%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	2.28%	2.96%	10.19%	9.61	%(4)	22.98	%(4)
Expenses, net of waiver (Note 2)	0.99%	0.99%	0.99%	1.07	%(4)	1.65	%(4)
Net investment income (loss)	2.13%	2.61%	1.18%	(0.52%)		(1.60%)
Portfolio turnover rate(2)	203.15%	456.06%	413.89%	231.67%		0.00%
Net assets, end of period (000’s)	$3,845	$2,251	$326	$300		$292

(1) Per share amounts calculated using the average number of shares outstanding throughout the period.

(2) Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3) Ratios to average net assets have been annualized for periods less than one year.

(4) Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest and subsidiary expenses would have been: 9.59% and 1.05%, respectively for the year ended October 31, 2022; and 22.78% and 1.45%, respectively for the period ended October 31, 2021.

* The Fund commenced operations on August 13, 2021.

See Notes to Financial Statements

FINANCIAL STATEMENTS | APRIL 30, 2025

Vest Bitcoin Strategy Managed Volatility Fund
Financial Highlights (Consolidated)Selected Per Share Data Throughout Each Period

	Investor Class
	Six Months Ended April 30, 2025 (unaudited)	Years Ended October 31,				Period Ended October 31, 2021*
		2024	2023	2022
Net asset value, beginning of period	$23.43	$14.11	$10.11	$24.55		$20.00
Investment activities
Net investment income (loss)(1)	0.25	0.47	0.20	(0.10)		(0.09)
Net realized and unrealized gain (loss) on investments	4.74	10.59	3.68	(11.90)		4.64
Total from investment activities	4.99	11.06	3.88	(12.00)		4.55
Distributions
Net investment income	(2.44)	(1.83)	—	(2.56)		—
Total distributions	(2.44)	(1.83)	—	(2.56)		—
Paid-in capital from redemption fees	0.06	0.09	0.12	0.12		—
Net asset value, end of period	$26.04	$23.43	$14.11	$10.11		$24.55
Total Return(2)	21.18%	86.33%	39.56%	(52.75%)		22.75%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	2.50%	3.44%	9.16%	9.70	%(4)	19.75	%(4)
Expenses, net of waiver (Note 2)	1.24%	1.24%	1.24%	1.30	%(4)	1.90	%(4)
Net investment income (loss)	1.89%	2.34%	1.72%	(0.75%)		(1.86%)
Portfolio turnover rate(2)	203.15%	456.06%	413.89%	231.67%		0.00%
Net assets, end of period (000’s)	$10,518	$4,081	$740	$256		$57

(1) Per share amounts calculated using the average number of shares outstanding throughout the period.

(2) Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3) Ratios to average net assets have been annualized for periods less than one year.

(4) Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest and subsidiary expenses would have been: 9.68% and 1.28%, respectively for the year ended October 31, 2022 and 19.55%; and 1.70%, respectively for the period ended October 31, 2021.

* The Fund commenced operations on August 13, 2021.

See Notes to Financial Statements

FINANCIAL STATEMENTS | APRIL 30, 2025

Vest Bitcoin Strategy Managed Volatility Fund
Financial Highlights (Consolidated)Selected Per Share Data Throughout Each Period

	Class R
	Six Months Ended April 30, 2025 (unaudited)	Period Ended October 31, 2024*
Net asset value, beginning of period	$23.13	$19.64
Investment activities
Net investment income (loss)(1)	0.38	0.32
Net realized and unrealized gain (loss) on investments	4.68	3.15
Total from investment activities	5.06	3.47
Distributions
Net investment income	(2.52)	—
Total distributions	(2.52)	—
Paid-in capital from redemption fees	0.13	0.02
Net asset value, end of period	$25.80	$23.13
Total Return(2)	22.21%	17.77%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	1.71%	2.50	%(4)
Expenses, net of waiver (Note 2)	0.49%	0.50	%(4)
Net investment income (loss)	2.64%	3.18%
Portfolio turnover rate(2)	203.15%	456.06%
Net assets, end of period (000’s)	$45	$377

(1) Per share amounts calculated using the average number of shares outstanding during the period.

(2) Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3) Ratios to average net assets have been annualized for periods less than one year.

(4) Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 2.49% and 0.49% for the period, respectively.

* The Fund commenced operations on May 2, 2024.

See Notes to Financial Statements

FINANCIAL STATEMENTS | APRIL 30, 2025

Vest Bitcoin Strategy Managed Volatility Fund
Financial Highlights (Consolidated)Selected Per Share Data Throughout Each Period

	Class Y
	Six Months Ended April 30, 2025 (unaudited)	Years ended October 31,				Period Ended October 31, 2021*
		2024	2023	2022
Net asset value, beginning of period	$23.13	$13.95	$9.98	$24.56		$20.00
Investment activities
Net investment income (loss)(1)	0.30	0.52	0.21	(0.07)		(0.06)
Net realized and unrealized gain (loss) on investments	4.68	10.48	3.68	(11.83)		4.62
Total from investment activities	4.98	11.00	3.89	(11.90)		4.56
Distributions
Net investment income	(2.57)	(1.91)	—	(2.68)		—
Total distributions	(2.57)	(1.91)	—	(2.68)		—
Paid-in capital from redemption fees	0.06	0.09	0.08	—		—
Net asset value, end of period	$25.60	$23.13	$13.95	$9.98		$24.56
Total Return(2)	21.38%	87.26%	39.78%	(53.03%)		22.80%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	1.99%	3.12%	10.51%	9.85	%(4)	21.74	%(4)
Expenses, net of waiver (Note 2)	0.89%	0.89%	0.89%	0.96	%(4)	1.45	%(4)
Net investment income (loss)	2.24%	2.67%	1.91%	(0.48%)		(1.40%)
Portfolio turnover rate(2)	203.15%	456.06%	413.89%	231.67%		0.00%
Net assets, end of period (000’s)	$1,680	$882	$424	$232		$491

(1) Per share amounts calculated using the average number of shares outstanding throughout the period.

(2) Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3) Ratios to average net assets have been annualized for periods less than one year.

(4) Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest and subsidiary expenses would have been: 9.83% and 0.94%, respectively for the year ended October 31, 2022; and 21.54% and 1.25%, respectively for the period ended October 31, 2021.

*The Fund commenced operations on August 13, 2021.

FINANCIAL STATEMENTS | APRIL 30, 2025

THE VEST FAMILY OF FUNDS
Notes to Financial StatementsApril 30, 2025 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Vest US Large Cap 10% Buffer Strategies Fund (“10% Buffer”), the Vest US Large Cap 20% Buffer Strategies Fund (“20% Buffer”), and the Vest Bitcoin Strategy Managed Volatility Fund (“Bitcoin”) are each non-diversified series of the World Funds Trust (“WFT” or “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Vest S&P 500® Dividend Aristocrats Target Income Fund (“Dividend Aristocrats”) is a diversified series of the Trust. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. 10% Buffer’s inception dates were August 23, 2016 for Institutional Class, December 7, 2016 for Investor Class and July 24, 2018 for Classes A, C, and Y. 20% Buffer’s inception dates were December 21, 2016 for Institutional Class, January 31, 2017 for Investor Class and Class A and July 24, 2018 for Classes C and Y. Dividend Aristocrat’s inception dates were September 11, 2017 for Institutional Class, Investor Class, Classes A and C and July 24, 2018 for Class Y. The Funds’ Class R Shares commenced operations on May 2, 2024. Bitcoin’s inception date was August 13, 2021 for Institutional Class, Investor Class and Class Y. Prior to February 28, 2022, 10% Buffer and 20% Buffer were known as Vest S&P 500® Buffer Strategy Fund and Vest S&P 500® Enhanced Growth Strategy Fund, respectively. On February 28, 2022, 10% Buffer changed its investment objective from tracking, before fees and expenses, the performance of the S&P 500® Buffer Protect Index Balanced Series to seeking to provide investors with capital appreciation. On February 28, 2022, 20% Buffer changed its investment objective from tracking, before fees and expenses, the performance of the S&P 500® Enhanced Growth Index Balanced Series to seek to provide investors with capital appreciation.

The investment objectives of the 10% Buffer, 20% Buffer, Dividend Aristocrats and Bitcoin Funds (collectively the “Funds”) are as follows:

Fund	Objective
10% Buffer	Capital appreciation.
20% Buffer	Capital appreciation.
Dividend Aristocrats	To track the price and yield performance, before fees and expenses, of the Cboe S&P 500® Dividend Aristocrats Target Income Index (the “Cboe Aristocrats Index”).
Bitcoin	To seek total return.

The Funds are each deemed to be an individual reporting segments and are not part of a consolidated reporting entity. The objective and strategy of each Fund is used by Vest Financial, LLCSM (the “Advisor”) to make investment decisions, and the results of the Funds’ operations, as shown in their Statements of Operations and Financial Highlights, is the information utilized for the day-to-day management of the Funds. The Funds and the Advisor are parties to expense agreements as disclosed in the Notes to the Financial Statements, and resources are not allocated to the Funds based on performance measurements. Due to the significance of oversight and its role in the Funds, management, the Advisor’s portfolio manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds’ securities are valued at current market prices or fair value. Investments in securities traded on national securities exchanges are valued at the last reported sale price. For securities traded on the NASDAQ National Market System, the NASDAQ Official Closing Price will be used.

FINANCIAL STATEMENTS | APRIL 30, 2025

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2025 (unaudited)

Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the Funds’ advisor under procedures set by the Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of each of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Funds’ policies and procedures. Generally, trading in corporate bonds, US government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined at such times.

FLexible EXchange® Options (“FLEX Options”) that traded close to the valuation time (typically, within one hour of the valuation time), are valued at their executed market price. If a FLEX Option is not traded during this time, the FLEX Option will be valued by a Pricing Service that utilizes an options pricing model. Factors used by the model may include observable and unobservable inputs, including the strike price and maturity date of the FLEX Option, implied volatility, and the level of the underlying reference entity. Standardized listed options are valued at the last quoted sales price at the valuation time. If a standardized option is not traded on the valuation date, the option is priced at the mean of the last quoted bid and ask prices on the exchange at the valuation time.

Futures contracts are valued at the settlement price determined by the applicable US exchange on the date with respect to which the NAV is being determined, or if no settlement price is available, at the last sale price as of the close of business prior to the NAV determination on such day.

The Funds have a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time of which the Fund’s NAV is calculated, that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on US securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Funds use fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used by the will be approved by the Board and results will be monitored by the Valuation Designee to evaluate accuracy. The Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL STATEMENTS | APRIL 30, 2025

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2025 (unaudited)

The following is a summary of the level of inputs used to value the Funds’ investments as of April 30, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
10% Buffer
Assets:
Money Market Fund	$4,002,501	$—	$—	$4,002,501
Call Options Purchased	—	353,683,354	—	353,683,354
Put Options Purchased	—	21,286,936	—	21,286,936
	$4,002,501	$374,970,290	$—	$378,972,791

Liabilities:
Call Options Written	$—	$(1,770,924)	$—	$(1,770,924)
Put Options Written	—	(10,611,971)	—	(10,611,971)
	$—	$(12,382,895)	$—	$(12,382,895)

20% Buffer
Assets:
Money Market Fund	$3,274,865	$—	$—	$3,274,865
Call Options Purchased	—	105,662,108	—	105,662,108
Put Options Purchased	—	6,465,840	—	6,465,840
	$3,274,865	$112,127,948	$—	$115,402,813

Liabilities:
Call Options Written	$—	$(1,123,961)	$—	$(1,123,961)
Put Options Written	—	(1,579,358)	—	(1,579,358)
	$—	$(2,703,319)	$—	$(2,703,319)

Dividend Aristocrats
Assets:
Common Stocks	$53,234,112	$—	$—	$53,234,112
	$53,234,112	$—	$—	$53,234,112

Liabilities:
Call Options Written	$(117,312)	$—	$—	$(117,312)
	$(117,312)	$—	$—	$(117,312)

Bitcoin
Assets:
Money Market Fund	$14,111,731	$—	$—	$14,111,731
	$14,111,731	$—	$—	$14,111,731

Other Financial Instruments:
Futures Contracts*	$208,776	$—	$—	$208,776
	$208,776	$—	$—	$208,776

*Other financial instruments are derivative instruments such as futures contracts and are valued at the unrealized appreciation (depreciation) of the instrument.

FINANCIAL STATEMENTS | APRIL 30, 2025

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2025 (unaudited)

Refer to each Fund’s Schedules of Investments for a listing of the securities by security type. The Funds held no Level 3 securities at any time during the six months ended April 30, 2025.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method. The cost of securities sold is determined generally on a specific identification basis.

Cash

Cash, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Cash Deposits with Brokers and Due to Broker

Cash deposits with brokers are held as collateral for options written. As of April 30, 2025, $125, $221, $5,758 and $2,119,399 were the cash deposits with brokers for 10% Buffer, 20% Buffer, Dividend Aristocrats and Bitcoin Funds’, respectively. As of April 30, 2025, there were no amounts due to broker.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

Each Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense when incurred.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the six months ended April 30, 2025, there were no such reclassifications. Vest Cayman Subsidiary I, as a wholly owned subsidiary of the Bitcoin Fund, is legally separate from the Bitcoin Fund and is treated as an independent company for taxation purposes.

FINANCIAL STATEMENTS | APRIL 30, 2025

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2025 (unaudited)

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Funds for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

The 10% Buffer, 20% Buffer and Dividend Aristocrats Funds currently offer Class A, Class C, Class R, Class Y, Investor Class and Institutional Class Shares. The Bitcoin Fund currently offers Class R, Class Y, Investor Class and Institutional Class Shares. Class A Shares include a maximum front-end sales charge of 5.75%. Class A, Class C and Investor Class Shares include a maximum 2.00% redemption fee on the proceeds of certain redemptions on shares held for 30 days or less.

Derivatives

The Funds utilize derivatives to achieve their investment strategies. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Funds. The Funds could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Funds are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. 10% Buffer and 20% Buffer use FLEX Options, whose customized exercise prices and expiration dates allow the Funds to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options. The Bitcoin Fund may invest in exchange-traded Bitcoin futures contracts (whether directly or through the Vest Subsidiary). Futures contracts involve the risk of mispricing or improper valuation and the risk that changes in the value of a futures contract may not correlate perfectly with the underlying indicator. A liquid secondary market may not always exist for the Bitcoin Fund’s futures contract positions at any time. The Funds are subject to the requirements of Rule 18f-4 under the 1940 Act and have adopted policies and procedures to manage risks concerning their use of derivatives. The following are the derivatives held by each Fund on April 30, 2025:

Fund	Derivative	Value Asset Derivatives
10% Buffer	Options Purchased – Call	$353,683,354
	Options Purchased – Put	21,286,936
		$374,970,290	*

20% Buffer	Options Purchased – Call	$105,662,108
	Options Purchased – Put	6,465,840
		$112,127,948*

Bitcoin	Futures Contracts	$208,776	**

FINANCIAL STATEMENTS | APRIL 30, 2025

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2025 (unaudited)

Fund	Derivative	Value Liability Derivatives
10% Buffer	Options Written – Call	$(1,770,924)
	Options Written – Put	(10,611,971)
		$(12,382,895	)***

20% Buffer	Options Written – Call	$(1,123,961)
	Options Written – Put	(1,579,358)
		$(2,703,319	)***

Dividend Aristocrats	Options Written – Call	$(117,213	)***

*Statements of Assets and Liabilities location: Investments at value.

**Statements of Assets and Liabilities location: Unrealized appreciation of open futures contracts.

***Statements of Assets and Liabilities location: Options written at value.

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity price risk for the 10% Buffer, 20% Buffer and Dividend Aristocrats Funds and commodity risk for the Bitcoin Fund for the six months ended April 30, 2025, are as follows:

Fund	Derivative	Realized Gain (Loss) On Derivatives*	Change in Unrealized Appreciation (Depreciation) on Derivatives**
10% Buffer	Options Purchased – Call	$(12,501,683)	$(59,909,296)
	Options Purchased – Put	(8,831,893)	10,874,207
		$(21,333,576)	$(49,035,089)

	Options Written – Call	$(7,123,389)	$8,921,995
	Options Written – Put	4,513,552	(4,539,859)
		$(2,609,837)	$4,382,136

20% Buffer	Options Purchased – Call	$(1,891,663)	$(12,395,118)
	Options Purchased – Put	(856,969)	3,184,489
		$(2,748,632)	$(9,210,629)

	Options Written – Call	$(2,302,245)	$4,885,024
	Options Written – Put	37,694	(395,621)
		$(2,264,551)	$4,489,403

Dividend Aristocrats	Options Written – Call	$1,373,493	$(77,420)

Bitcoin	Futures Contracts	$1,308,411	$(7,649)

*Statements of Operations location: Net realized gain (loss) on options purchased, options written, and futures contracts, respectively.

**Statements of Operations location: Net change in unrealized appreciation (depreciation) on options purchased, options written, and futures contracts, respectively.

FINANCIAL STATEMENTS | APRIL 30, 2025

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2025 (unaudited)

The following indicates the average monthly volume for the six months ended April 30, 2025 are as follows:

	Average monthly notional value of:
Fund	Derivative	Notional Value
10% Buffer	Options Purchased	$742,467,774
	Options Written	(798,197,800)

20% Buffer	Options Purchased	123,315,846
	Options Written	(129,958,956)

Dividend Aristocrats	Options Written	(6,256,955)

Bitcoin	Futures Contracts	11,586,089

Options

Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.

10% Buffer and 20% Buffer use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of the FLEX Options may change with the implied volatility of the Reference Exchange Traded Funds (“ETF”), the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

10% Buffer aims to achieve its objective by seeking to capture returns, up to a maximum gain, generated by US large cap equity markets in rising markets, while seeking to cushion against losses in declining markets (i.e., a “buffer”). 10% Buffer seeks to accomplish its goals by investing in a portfolio of options-based buffered investment strategies.

10% Buffer attempts to achieve its investment objective through the construction of twelve laddered portfolios of 10% buffer strategies (each a “10% Buffer Strategy”) that invest in exchange-traded FLEX Options linked to a US large cap equity index (the “Index”), such as the S&P 500® Index,

FINANCIAL STATEMENTS | APRIL 30, 2025

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2025 (unaudited)

or to an exchange traded fund (an “ETF”) that tracks the Index. Under normal market conditions, 10% Buffer will invest at least 80% of the value of its net assets (the “80% Test”) in a portfolio, or other investment companies that hold a portfolio, of FLEX Options linked to the Index and that are designed to replicate the returns of the twelve 10% Buffer Strategies. 10% Buffer Strategy seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the Index, up to a predetermined upside cap, while providing a buffer against the first 10% (before fees, expenses and taxes) of Index losses, over a defined one-year period. FLEX Options are customizable exchange-traded option contracts. For purposes of determining compliance with 10% Buffer’s 80% Test, 10% Buffer will only purchase FLEX Options on an Index, such as the S&P 500® index, that is considered to measure the large cap universe of issuers in the United States. For purposes of calculating the valuing the FLEX Options position and assessing compliance with the 80% Test, 10% Buffer will consider the market value of its FLEX Options positions.

20% Buffer aims to achieve its objective by seeking to capture returns, up to a maximum gain, generated by US large cap equity markets in rising markets, while seeking to cushion against losses in declining markets (i.e., a “buffer”). 20% Buffer seeks to accomplish its goals by investing in a portfolio of options-based buffered investment strategies.

20% Buffer attempts to achieve its investment objective through the construction of twelve laddered portfolios of 20% buffer strategies (each a “20% Buffer Strategy”) that invest in exchange-traded FLEX Options linked to a US large cap equity index (the “Index”), such as the S&P 500® Index, or to an exchange traded fund (an “ETF”) that tracks the Index. Under normal market conditions, 20% Buffer will invest at least 80% of the value of its net assets (the “80% Test”) in a portfolio, or other investment companies that hold a portfolio, of FLEX Options linked to the Index and that are designed to replicate the returns of the twelve 20% Buffer Strategies. 20% Buffer Strategy seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the Index, up to a predetermined upside cap, while providing a buffer against the first 20% (before fees, expenses and taxes) of Index losses, over a defined one-year period. FLEX Options are customizable exchange-traded option contracts. For purposes of determining compliance with the Fund’s 80% Test, 20% Buffer will only purchase FLEX Options on an Index, such as the S&P 500® Index, that is considered to measure the large cap universe of issuers in the United States. For purposes of calculating the valuing the FLEX Options position and assessing compliance with the 80% Test, 20% Buffer will consider the market value of its FLEX Options positions.

Dividend Aristocrats is designed with the primary goal of generating an annualized level of income that is approximately 10% over the annual dividend yield of the S&P 500® Index and a secondary goal of generating limited capital appreciation based on returns of the equity components of the S&P 500® Index. The Index investment strategy includes, (1) buying an equally weighted portfolio of stocks of companies that are the members of the S&P 500® Dividend Aristocrats® Index and (2) partially writing hypothetical weekly US exchange-traded covered call options on each of the stocks.

Purchased option contracts – When the Funds purchase a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Funds’ Statements of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.

Written option contracts – When the Funds write a call or put option, an amount equal to the net premium (the premium less the commission) received by the Funds are recorded in the Funds’ Statements of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.

FINANCIAL STATEMENTS | APRIL 30, 2025

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2025 (unaudited)

If a closing purchase or sale transaction is used to terminate a Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.

Futures Contracts

Futures contracts are financial contracts, the value of which depends on, or is derived from an underlying reference asset. In the case of Bitcoin Futures, the underlying reference asset is Bitcoin. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are paid when a futures contract is bought or sold and margin deposits must be maintained.

Consolidation of Subsidiary

The Bitcoin Fund may invest up to 25% of its total assets in its subsidiary, Vest Cayman Subsidiary I, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands. The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the Bitcoin Fund include the accounts of the Vest Cayman Subsidiary I. All inter-company accounts and transactions have been eliminated in the consolidation for the Bitcoin Fund. The Vest Cayman Subsidiary I is advised by the Advisor and acts as an investment vehicle in order to effect certain investments consistent with the Bitcoin Fund’s investment objectives and policies specified in the Bitcoin Fund’s prospectus and statement of additional information. The Vest Cayman Subsidiary I will generally invest in derivatives, including futures, and other investments intended to serve as margin or collateral for futures positions. The inception date of the Vest Cayman Subsidiary I was August 13, 2021. As of April 30, 2025, net assets of the Bitcoin Fund were $16,087,691, of which $3,928,175, or approximately 24.42%, represented the Bitcoin Fund’s ownership of the shares of the Vest Cayman Subsidiary I.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor provides investment advisory services, and receives of monthly fee computed at an annual rate based on the daily net assets of each Fund. For Bitcoin Fund the rate is 1.00% and for the 10% Buffer, 20% Buffer and Dividend Aristocrats Fund the rate is computed in accordance with the following fee schedule:

Asset Breakpoint	Rate
$0-$249,999,999.99	0.75%
$250,000,000-$749,999,999.99	0.65%
$750,000,000-$1,499,999,999.99	0.60%
$1,500,000,000-$4,999,999,999.99	0.55%
>$5,000,000,000	0.50%

The Advisor has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Funds (exclusive of interest, fees payable pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of each class of 10% Buffer, 20% Buffer and Dividend Aristocrats, except for the Class Y Shares and Class R Shares, where the Advisor has agreed to limit total expenses to 0.70% and 0.49%, respectively. Total expenses are limited to 0.99% of the average daily net assets of each class of Bitcoin, except for the Class Y Shares and Class R Shares, where the Advisor has agreed to limit the total expenses to 0.89% and 0.49%, respectively. The Advisor may not terminate this expense limitation agreement

FINANCIAL STATEMENTS | APRIL 30, 2025

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2025 (unaudited)

prior to February 28, 2026 for 10% Buffer, 20% Buffer and Dividend Aristocrats and Bitcoin. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Funds within three years following the date such waiver and/or reimbursement was made, provided that the Funds are able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

For the six months ended April 30, 2025, the Advisor earned and waived advisory fees and pursuant to the expense limitation arrangements as described below:

Fund		Management Fees Earned	Management Fees Waived	Expenses Reimbursed
10% Buffer	0.71%	$1,447,184	$379,747	$—
20% Buffer	0.75%	477,460	142,755	—
Dividend Aristocrats	0.75%	221,689	141,382	—
Bitcoin	1.00%	74,807	74,807	18,380

The total amount of recoverable reimbursements as of April 30, 2025 and expiration dates are as follows:

	Recoverable Reimbursements and Expiration Dates
Fund	2025	2026	2027	2028	Total
10% Buffer	$592,426	$717,305	$717,843	$379,747	$2,407,321
20% Buffer	72,336	151,913	217,284	142,755	584,288
Dividend Aristocrats	239,970	250,039	267,762	141,382	899,153
Bitcoin	77,892	82,890	99,776	93,187	353,745

The Board has adopted a Distribution and Service Plan for the Funds’ Investor Class, Class A and Class C Shares (collectively, the “12b-1 Plans”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, the Funds may finance from the assets of a particular Class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Funds finance these distribution and service activities through payments made to Foreside Fund Services, LLC (“Distributor”). The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Investor Class and Class A Shares expenses and 1.00% for Class C Shares expenses. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

10% Buffer, 20% Buffer and Dividend Aristocrats have adopted a shareholder services plan with respect to their Investor Class, Institutional Class, Class A and Class C Shares. Under the shareholder services plan, 10% Buffer, 20% Buffer and Dividend Aristocrats may pay an authorized firm on an annualized basis, up to 0.25% of average daily net assets attributable to their customers who are shareholders. Bitcoin has adopted a shareholder services plan with respect to its Investor Class and Institutional Class pursuant to which Bitcoin may pay an authorized firm up to 0.25% on an annualized basis of its average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing sub accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

FINANCIAL STATEMENTS | APRIL 30, 2025

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2025 (unaudited)

Because the Funds have adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Funds believe the shareholder services plan is not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Funds, however, follow the procedural requirements of Rule 12b-1 in connection with the implementation and administration of the shareholder services plan.

For the six months ended April 30, 2025, the following expenses were incurred:

Fund	Class	Type of Plan	Fees Incurred
10% Buffer	Institutional	Shareholder servicing	$127,594
10% Buffer	Investor	Shareholder servicing	28,423
10% Buffer	A	Shareholder servicing	3,699
10% Buffer	C	Shareholder servicing	4,259
10% Buffer	Investor	12b-1	28,423
10% Buffer	A	12b-1	6,164
10% Buffer	C	12b-1	28,300
20% Buffer	Institutional	Shareholder servicing	45,686
20% Buffer	Investor	Shareholder servicing	9,554
20% Buffer	A	Shareholder servicing	1,334
20% Buffer	C	Shareholder servicing	2,410
20% Buffer	Investor	12b-1	15,922
20% Buffer	A	12b-1	903
20% Buffer	C	12b-1	16,067
Dividend Aristocrats	Institutional	Shareholder servicing	10,763
Dividend Aristocrats	Investor	Shareholder servicing	3,434
Dividend Aristocrats	A	Shareholder servicing	2,092
Dividend Aristocrats	C	Shareholder servicing	180
Dividend Aristocrats	Investor	12b-1	5,724
Dividend Aristocrats	A	12b-1	2,926
Dividend Aristocrats	C	12b-1	10,680
Bitcoin	Institutional	Shareholder servicing	4,152
Bitcoin	Investor	Shareholder servicing	12,300
Bitcoin	Investor	12b-1	12,300

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent. CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. Fees to CFS are accrued daily and paid monthly. For the six months ended April 30, 2025, the following fees were paid to CFS by the Funds:

Fund	Administration	Transfer Agent	Accounting
10% Buffer	$167,829	$17,408	$93,253
20% Buffer	38,528	10,358	20,214
Dividend Aristocrats	24,913	3,995	9,705
Bitcoin	7,252	5,312	11,404

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

FINANCIAL STATEMENTS | APRIL 30, 2025

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2025 (unaudited)

The Funds’ Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Funds. For the six months ended April 30, 2025, Watermark received the following fees from the Funds:

10% Buffer	20% Buffer	Dividend Aristocrats	Bitcoin
$20,272	$4,339	$3,076	$660

NOTE 3 – INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sales of securities excluding than short-term securities for the six months ended April 30, 2025, were as follows:

Fund	Purchases	Sales
10% Buffer	$442,338,010	$267,676,818
20% Buffer	111,356,524	93,677,545
Dividend Aristocrats	113,445,112	119,510,416
Bitcoin	7,347,320	7,158,250

For the six months ended April 30, 2025, in-kind transactions associated with redemptions for 10% Buffer were $101,612,856 and the related realized gains were $37,635,869.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions for the six months ended April 30, 2025 and year ended October 31, 2024, were as follows:

	Six Months Ended April 30, 2025
	10% Buffer	20% Buffer	Dividend Aristocrats	Bitcoin
Distributions paid from:
Ordinary income	$—	$—	$584,850	$1,291,644
Realized gains	—	—	2,952,314	—
	$—	$—	$3,537,164	$1,291,644

	Year Ended October 31, 2024
	10% Buffer	20% Buffer	Dividend Aristocrats	Bitcoin
Distributions paid from:
Ordinary income	$—	$—	$4,372,547	$268,201
Realized gains	—	—	3,153,037	—
	$—	$—	$7,525,584	$268,201

FINANCIAL STATEMENTS | APRIL 30, 2025

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2025 (unaudited)

As of April 30, 2025, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

	10% Buffer	20% Buffer	Dividend Aristocrats	Bitcoin
Accumulated net investment income (accumulated deficits)	$(2,932,907)	$(1,270,379)	$(119,093)	$1,402,439
Accumulated net realized gain (loss)	31,209,893	2,114,857	(11,410,273)	—
Net unrealized appreciation (depreciation)	41,925,128	11,032,952	13,851,981	—
	$70,202,114	$11,877,430	$2,322,615	$1,402,439

Cost of investments for Federal Income tax purposes, inclusive of premiums received from written options, and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
10% Buffer	$324,664,768	$86,578,081	$(44,652,953)	$41,925,128
20% Buffer	101,666,542	15,754,178	(4,721,226)	11,032,952
Dividend Aristocrats	39,264,818	14,277,017	(425,036)	13,851,981
Bitcoin	14,111,731	—	—	—

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

10% Buffer
	Six Months Ended April 30, 2025
	Institutional Class	Investor Class	Class A	Class C	Class R	Class Y
Shares sold	2,440,422	65,276	13,502	28,191	189	5,290,638
Shares reinvested	—	—	—	—	—	—
Shares redeemed	(2,295,420)	(60,795)	(10,774)	(62,793)	(103)	(7,958,047)
Net increase (decrease)	145,002	4,481	2,728	(34,602)	86	(2,667,409)

10% Buffer
	Year Ended October 31, 2024
	Institutional Class	Investor Class	Class A	Class C	Class R	Class Y
Shares sold	4,223,399	125,647	27,324	43,351	1,015	8,459,934
Shares reinvested	—	—	—	—	—	—
Shares redeemed	(5,349,929)	(154,777)	(25,601)	(83,941)	(22)	(10,511,286)
Net increase (decrease)	(1,126,530)	(29,130)	1,723	(40,590)	993	(2,051,352)

FINANCIAL STATEMENTS | APRIL 30, 2025

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2025 (unaudited)

20% Buffer
	Six Months Ended April 30, 2025
	Institutional Class	Investor Class	Class A	Class C	Class R	Class Y
Shares sold	4,140,765	123,446	48,793	80,294	—	1,700,601
Shares reinvested	—	—	—	—	—	—
Shares redeemed	(2,621,060)	(78,935)	(23,128)	(22,039)	—	(3,841,046)
Net increase (decrease)	1,519,705	44,511	25,665	58,255	—	(2,140,445)

20% Buffer
	Year Ended October 31, 2024
	Institutional Class	Investor Class	Class A	Class C	Class R	Class Y
Shares sold	11,559,400	768,255	81,993	117,631	1	5,891,787
Shares reinvested	—	—	—	—	—	—
Shares redeemed	(9,576,665)	(141,331)	(14,504)	(32,489)	—	(146,701)
Net increase (decrease)	1,982,735	626,924	67,489	85,142	1	5,745,086

Dividend Aristocrats
	Six Months Ended April 30, 2025
	Institutional Class	Investor Class	Class A	Class C	Class R		Class Y
Shares sold	99,110	122,028	— *	— *	—		109,998
Shares reinvested	88,125	20,932	11,411	8,180	—	*	164,122
Shares redeemed	(487,523)	(145,324)	(50,908)	(17,889)	—		(194,355)
Net increase (decrease)	(300,288)	(2,364)	(39,497)	(9,709)	—		79,765

Dividend Aristocrats
	Year Ended October 31, 2024
	Institutional Class	Investor Class	Class A	Class C	Class R	Class Y
Shares sold	286,263	181,291	21,186	13,894	1	172,851
Shares reinvested	230,836	30,147	30,927	16,047	—	283,189
Shares redeemed	(1,306,008)	(76,316)	(125,515)	(24,674)	—	(63,705)
Net increase (decrease)	(788,909)	135,122	(73,402)	5,267	1	392,335

Bitcoin
	Six Months ended April 30, 2025
	Institutional Class	Investor Class	Class R	Class Y
Shares sold	237,987	438,097	11,530	25,463
Shares reinvested	10,016	31,465	28	5,781
Shares redeemed	(194,095)	(239,772)	(26,108)	(3,727)
Net increase (decrease)	53,908	229,790	(14,550)	27,517

FINANCIAL STATEMENTS | APRIL 30, 2025

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2025 (unaudited)

Bitcoin
	Year Ended October 31, 2024
	Institutional Class	Investor Class	Class R	Class Y
Shares sold	186,364	331,832	16,277	3,796
Shares reinvested	2,190	10,265	—	3,933
Shares redeemed	(113,279)	(220,310)	—	(4)
Net increase (decrease)	75,275	121,787	16,277	7,725

*Less than 0.005.

NOTE 6 – SECTOR RISK

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of April 30, 2025, Bitcoin had 87.72% of the value of its net assets in a money market fund.

NOTE 7 – PORTFOLIO TURNOVER RATE RISK

A fund with a high rate of portfolio turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. A fund with a high rate of portfolio turnover may also pay more brokerage commissions and may be more likely to incur other transaction costs (including imputed transaction costs), which may detract from performance. The Funds’ portfolio turnover rate and the amount of brokerage commissions it pays and transactions costs it incurs will vary over time based on market conditions.

NOTE 8 – BITCOIN RISK

The following risk are specifically attributable to making investments in Bitcoin. Each of these risks could adversely impact the value of an investment in the Fund.

•New Technology Adoption Risks. Investing in Bitcoin represents an investment in a new technological innovation with a limited history. The limited market trading history may limit the ability of the Advisor to assess opportunities and risks.

•Industry Uncertainty Risks. Bitcoin and the marketplace for Bitcoin is relatively new, which means that this type of investment is subject to a high degree of uncertainty. Uncertainty surrounding the adoption of Bitcoin, growth in its usage and in the blockchain for various applications and an accommodating regulatory environment creates a risk for the Fund.

•Bitcoin Volatility Risks. Bitcoin trading prices are volatile. As a result, Bitcoin may be more likely to fluctuate in value due to changing investor confidence in future appreciation in the price of Bitcoin. Historically realized volatility may not be indicative of future volatility. Due to this limitation, changes in market conditions, or other factors, the actual realized volatility of the Fund for any particular period may be materially higher or lower than the volatility targeted by the Advisor. The return of the Fund for any given period could be directionally different than the price direction of Bitcoin or Bitcoin Futures depending on allocation decisions made by the Advisor in its attempt to implement the Managed Volatility Strategy.

FINANCIAL STATEMENTS | APRIL 30, 2025

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2025 (unaudited)

•Regulatory Risks. While the Bitcoin and the trading platforms and infrastructure on which Bitcoin is traded is largely unregulated, both domestic and foreign regulators and governments have given significant attention to fraud and other manipulative acts that have occurred related to Bitcoin. To the extent that future regulatory actions or policies limit or restrict Bitcoin usage, Bitcoin trading or the ability to convert Bitcoin to government currencies, the demand for Bitcoin may be reduced, which may adversely affect an investment in the Fund. Moreover, additional regulation or changes to existing regulation may also require changes to the Fund’s investment strategies.

•Excess Supply Risks.  Newly created Bitcoin are generated through a process referred to as “mining,” and such Bitcoin are referred to as “newly mined Bitcoin.” If entities engaged in Bitcoin mining choose not to hold the newly mined Bitcoin, and, instead, make them available for sale, this increase in the supply of such Bitcoin can create downward pressure on the price of Bitcoin. The supply of Bitcoin is constrained or formulated by its protocol, such that the number of newly minted Bitcoins is reduced over time until Bitcoin issuance halts completely with a total of 21 million Bitcoins in existence.

•Disruptions and Failures at Bitcoin. Bitcoin trading platforms operate websites on which users can trade Bitcoin for US dollars, other government currencies or other digital assets. Bitcoin trading platforms have a limited history with a record of disruptions. In many of these instances, the customers of such trading platforms were not compensated or made whole for the partial or complete losses of their funds held at the trading platforms. The potential for instability of Bitcoin trading platforms and the closure or temporary shutdown of trading platforms due to fraud, business failure, hackers, distributed denial of service attacks or malware, or government-mandated regulation may reduce confidence in Bitcoin, which may result in greater volatility in Bitcoin.

•Risks Associated with Demand for Specific Digital Assets. As the market for Bitcoin evolves, it is possible that a digital asset other than Bitcoin held by the Fund could have features that make it more desirable to a material portion of the digital asset user base, resulting in a reduction in demand for Bitcoin held by the Fund (and thus negatively impacting the value of the Fund). Bitcoin hold a “first-to-market” advantage over other digital assets. Despite the market first-mover advantage of Bitcoin, it is possible that other digital assets could become materially popular due to either a perceived or exposed shortcoming of a network protocol that is not immediately addressed or a perceived advantage of an alternative digital assets that includes features not incorporated into Bitcoins held by the Fund. In such circumstances, the demand for the Bitcoin held by the Fund could be negatively impacted. Decreased demand for Bitcoin may adversely affect its price, which may adversely affect an investment in the Fund.

•Competition from central bank digital currencies (“CBDCs”). Central banks have introduced digital forms of legal tender. China’s CBDC project, known as Digital Currency Electronic Payment, has reportedly been tested in a live pilot program conducted in multiple cities in China. A recent study published by the Bank for International Settlements estimated that at least 36 central banks have published retail or wholesale CBDC work ranging from research to pilot projects. Whether or not they incorporate blockchain or similar technology, CBDCs, as legal tender in the issuing jurisdiction, could have an advantage in competing with, or replacing, bitcoin and other cryptocurrencies as a medium of exchange or store of value. Central banks and other governmental entities have also announced cooperative initiatives and consortia with private sector entities, with the goal of leveraging blockchain and other technology to reduce friction in cross-border and interbank payments and settlement, and commercial banks and other financial institutions have also recently announced a number of initiatives of their own to incorporate new technologies, including blockchain and similar technologies, into their payments and settlement activities, which could compete with, or reduce the demand for, Bitcoin. As a result of any of the foregoing factors, the value of Bitcoin could decrease, which could adversely affect an investment in the Fund.

FINANCIAL STATEMENTS | APRIL 30, 2025

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2025 (unaudited)

•Risks from Decreased Incentives for Miners. Miners generate revenue from both newly created Bitcoin (known as the “block reward”) and from fees taken upon verification of transactions. If the aggregate revenue from transaction fees and the block reward is below a miner’s cost, the miner may cease operations. An acute cessation of mining operations would reduce the collective processing power on the blockchain. A large-scale cessation, either due to policy intervention or other reasons, may also cause higher volatility in Bitcoin price, lower process power of the bitcoin network, and higher transaction costs. Any reduction in confidence in the transaction verification process or mining processing power may adversely impact the price of Bitcoin. Furthermore, the block reward will decrease over time. As the block reward continues to decrease over time, the mining incentive structure will transition to a higher reliance on transaction verification fees in order to incentivize miners to continue to dedicate processing power to the blockchain. If transaction verification fees become too high, the marketplace may be reluctant to use Bitcoin. Decreased demand for Bitcoin may adversely affect its price, which may adversely affect an investment in the Fund.

•Risks of Changes to Bitcoin Network. A small group of individuals can propose refinements or improvements to the Bitcoin Network’s source code through one or more software upgrades that alter the protocols and software that govern the Bitcoin network and the properties of Bitcoin, including the irreversibility of transactions and limitations on the mining of new Bitcoin. However, if less than a substantial majority of users and miners consent to the proposed modification, and the modification is not compatible with the software prior to its modification, the consequence would be what is known as a “fork” (i.e., “split”) of the Bitcoin network (and the blockchain), with one prong running the pre-modified software and the other running the modified software. The effect of such a fork would be the existence of two versions of the Bitcoin network running in parallel, but with each version’s Bitcoin (the asset) lacking interchangeability. It is possible, however, that a substantial number of Bitcoin users and miners could adopt an incompatible version of Bitcoin while resisting community-led efforts to merge the two chains. It is unclear how such actions will affect the long-term viability of Bitcoin and, accordingly, may adversely affect an investment in the Fund.

•Risks Associated with Intellectual Property Rights. Third parties may assert intellectual property claims relating to the holding and transfer of certain Bitcoin and their source code. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the Bitcoin network’s long-term viability or the ability of end-users to hold and transfer Bitcoin may adversely affect an investment in the Fund.

NOTE 9 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued and has noted no additional items require disclosure.

FINANCIAL STATEMENTS | APRIL 30, 2025

THE VEST FAMILY OF FUNDS
Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

See the Statements of Operations and Note 2 for remuneration paid to Officers. See the Statements of Operations for remuneration paid to Trustees.

Statement Regarding Basis for Approval of Investment Advisory Agreement.

Not applicable.

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ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7, Note 2 which includes remuneration paid to Officers and the Statements of Operations which include remuneration paid to Trustees.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR – Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: July 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: July 9, 2025

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: July 9, 2025

* Print the name and title of each signing officer under his or her signature.